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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 21	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 404	/X/

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE

(Exact Name of Registrant)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 1, 2015 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on, pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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THE DIRECTOR*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE (EST. 5/20/91)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (EST. 6/2/86)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)
www.thehartford.com/annuities

*This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: Series III/IIIR of The Director, The BB&T Director, AmSouth Variable Annuity, The Director Select, and The Director Choice, Series II/IIR of The Huntington Director, Fifth Third Director, Wells Fargo Director, Director Preferred and Series I of Director Ultra.
The variable annuity products described in this prospectus are no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with in-force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity. See your contract and riders for the provisions appropriate to you.
This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company (“us,” “we” or “our”) where you agreed to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups.
At the time you purchased your Contract, you allocated your Premium Payment to “Sub-Accounts.” These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: AIM Variable Insurance Funds, AllianceBernstein L.P., Hartford HLS Funds, Hartford Investment Management Company, Huntington Funds, Pioneer Variable Contracts Trust and Wells Fargo Funds Management, LLC.
At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except for contracts issued in Massachusetts. This Contract and its features may not be available for sale in all states.
Please read this prospectus carefully and keep it for your records and for future reference. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can be obtained free of charge by calling us at 1-800-862-6668 or from the SEC’s website (www.sec.gov).
Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an

2

independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PROSPECTUS DATED: MAY 1, 2015 STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2015

Definitions
These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Until August 31, 2015, our overnight mailing address is: The Hartford - Annuity Service Operations, 745 West New Circle Road, Building 200, 1st Floor, Lexington, KY 40511 ("Lexington Address"). Effective September 1, 2015, our overnight mail address will be 1338 Indian Mound Drive, Mt. Sterling, KY 40353 ("Sterling Address"). Therefore, any mail received at the Lexington Address after August 31, 2015, will not be processed and will be returned. Our standard mailing address is The Hartford - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-1293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
Annual Withdrawal Amount: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner or Annuitant.
Benefit Amount: The basis used to determine the maximum payout guaranteed under The Hartford’s Principal First and The Hartford’s Principal First Preferred. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date.
Benefit Payment: The maximum guaranteed payment that can be made each Contract Year under The Hartford’s Principal First and The Hartford’s Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for The Hartford’s Principal First and The Hartford’s Principal First Preferred. The Benefit Payment can never exceed the Benefit Amount.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.
Contingent Deferred Sales Charge (“CDSC”): The deferred sales charge that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owners or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Fixed Accumulation Feature: Part of our General Account, where you were able to allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.
General Account: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.
The Hartford’s Principal First: An option that was available at an additional charge where, if elected upon purchase, you take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. The maximum withdrawal amount you may take under The Hartford’s Principal First in any Contract Year is 7% of the guaranteed amount. This rider/option can no longer be elected or added after you purchase your Contract.
The Hartford’s Principal First Preferred: An option that was available at an additional charge where, if elected upon purchase, you could take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is be different if you elected this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford’s Principal First Preferred in any Contract Year is 5% of the guaranteed amount. This rider/option can no longer be elected or added after you purchase your Contract.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals prior to the deceased’s 81st birthday or the date of death, if earlier.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Our Website: Our current website, www.hartfordinvestor.com, will be changing to www.thehartford/annuities prior to December 31, 2014.
Payee: The person or party you designate to receive Annuity Payouts.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.

Required Minimum Distribution: A federal requirement that individuals age 70½ and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70½ or upon retirement, whichever comes later.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

Fee Tables
The following tables describe the fees and expenses that you will pay when purchasing, owning and Surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.
Contract Owner Transaction Expenses

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1) First Year (2)	7%
Second Year	7%
Third Year	7%
Fourth Year	6%
Fifth Year	5%
Sixth Year	4%
Seventh Year	3%
Eighth Year	0%

(1)
Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charges in the Charges and Fees Section of this prospectus.

(2)	Length of time from each Premium Payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (3)	$30
Separate Account Annual Expenses (as a percentage of average daily Sub Account Value) Mortality and Expense Risk Charge	1.15%
Total Separate Account Annual Expenses	1.15%
Optional Charges (as a percentage of average daily Sub-Account Value) MAV/EPB Death Benefit Charge (4)	0.30%
The Hartford’s Principal First Charge (5)	0.75%
The Hartford’s Principal First Preferred Charge (5)	0.20%
Total Separate Account Annual Expenses with all optional charges (6)	2.20%

(3)
An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

(4)
The MAV/EPB Death Benefit was available for Contracts issued in Washington, New York or Minnesota. There was a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in Washington, New York or Minnesota. The charge is 0.30% of average daily Sub-Account Value.

(5)	This rider/option can no longer be elected or added after you purchase your Contract.

(6)	Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.

This table shows the minimum and maximum total annual fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.

The Director, BB&T Director, Fifth Third Director, Director Ultra and Director Preferred	Minimum	Maximum
Total Annual Fund Operating Expenses (these are expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.38%	0.88%
AmSouth Variable Annuity	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.38%	0.99%
The Director Select	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.38%	1.1%
The Director Choice	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.38%	1.13%
The Huntington Director	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.38%	1.12%
Wells Fargo Director	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.38%	1.35%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses including the highest combination of Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

The Director, BB&T Director, Fifth Third Director, Director Ultra and Director Preferred:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$992
3 years	$1,720
5 years	$2,272
10 years	$3,687

(2)	If you annuitize at the end of the applicable time period:

1 year	$239
3 years	$943
5 years	$1,666
10 years	$3,569

(3)	If you do not Surrender your Contract:

1 year	$346
3 years	$1,052
5 years	$1,778
10 years	$3,687

AmSouth Varable Annuity:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,002
3 years	$1,751
5 years	$2,324
10 years	$3,790

(2)	If you annuitize at the end of the applicable time period:

1 year	$250
3 years	$976
5 years	$1,721
10 years	$3,673

(3)	If you do not Surrender your Contract:

1 year	$357
3 years	$1,085
5 years	$1,832
10 years	$3,790
Director Select:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,013
3 years	$1,782
5 years	$2,375
10 years	$3,892

(2)	If you annuitize at the end of the applicable time period:

1 year	$261
3 years	$1,009
5 years	$1,776
10 years	$3,775

(3)	If you do not Surrender your Contract:

1 year	$368
3 years	$1,118
5 years	$1,887
10 years	$3,892

Director Choice:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,016
3 years	$1,790
5 years	$2,389
10 years	$3,919

(2)	If you annuitize at the end of the applicable time period:

1 year	$264
3 years	$1,018
5 years	$1,790
10 years	$3,803

(3)	If you do not Surrender your Contract:

1 year	$371
3 years	$1,127
5 years	$1,901
10 years	$3,919
Huntington Director:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,015
3 years	$1,788
5 years	$2,384
10 years	$3,910

(2)	If you annuitize at the end of the applicable time period:

1 year	$263
3 years	$1,015
5 years	$1,785
10 years	$3,794

(3)	If you do not Surrender your Contract:

1 year	$370
3 years	$1,124
5 years	$1,896
10 years	$3,910

Wells Fargo Director:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,037
3 years	$1,851
5 years	$2,490
10 years	$4,119

(2)	If you annuitize at the end of the applicable time period:

1 year	$287
3 years	$1,085
5 years	$1,898
10 years	$4,004

(3)	If you do not Surrender your Contract:

1 year	$394
3 years	$1,193
5 years	$2,009
10 years	$4,119
Available Information
We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.
You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

Highlights
How do I purchase this Contract?
This Contract is closed to new investors. In addition, effective October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase® Program or are part of certain retirement plans.
What type of sales charges apply?
You didn’t pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	7%
3	7%
4	6%
5	5%
6	4%
7	3%
8 or more	0%
You won’t be charged a Contingent Deferred Sales Charge on:

✓	The Annual Withdrawal Amount
✓	Premium Payments or earnings that have been in your Contract for more than seven years
✓	Distributions made due to death
✓	Distributions under a program for substantially equal periodic payments made for your life or life expectancy
✓	Most payments we make to you as part of your Annuity Payout
Is there an Annual Maintenance Fee?
We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.
What charges will I pay on an annual basis?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

•	Mortality and Expense Risk Charge — This charge is deducted daily and is equal to an annual charge of 1.15% of your Contract Value invested in the Sub-Accounts.

•	Annual Fund Operating Expenses — These are charges for the underlying Funds. See the Funds’ prospectuses for more complete information.
What charges will I pay on an annual basis if I elected optional benefits?

•
MAV/EPB Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. We call the optional Death Benefit the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Benefit Death Benefit.” If you elected the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
The Hartford’s Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford’s Principal First, we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
The Hartford’s Principal First Preferred Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford’s Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.
Can I take out any of my money?
You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options.

➢	You may have to pay income tax on the money you take out and, if you Surrender before you are age 59½, you may have to pay a federal income tax penalty.

➢	You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
Will Hartford pay a Death Benefit?
There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, if applicable, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.
What Annuity Payout Options are available?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take payments by the Annuity Commencement Date, which is before the Annuitant’s 90th birthday or the end of the 10th Contract Year, whichever comes later. Effective October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.
Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

•	fixed dollar amount Automatic Annuity Payouts,

•	variable dollar amount Automatic Annuity Payouts, or

•	a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.
General Contract Information
The Company
We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.
All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.thehartford.com/annuities or visiting the SEC’s website at

www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The General Account
The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.
The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchase your Contract, you may allocate your Deposit to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. “Master-feeder” or “fund of funds” (“feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix I for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to instructions received from you, and

•	vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford’s own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2014, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford Funds Management Company, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) and HIMCO VIT Funds based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment

Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2014, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2014, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $82.6 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account’s inception or the Sub-Account’s inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.
Fixed Accumulation Feature
Effective October 4, 2013, we are no longer accepting new allocations or Premium Payments to the Fixed Accumulation Feature except for contracts issued in Massachusetts.
The following information applies only for Contract Value allocated to or in the Fixed Accumulation Feature prior to October 4, 2013.
Important information you should know: This portion of the prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed

Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.
Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis. The Fixed Accumulation Feature interest rates may vary by state.
Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of the minimum guaranteed interest rate will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year. While we do not charge a separate rider fee for investing in the Fixed Accumulation Feature, our expenses associated with offering this feature are factored into the Fixed Accumulation Feature.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion.
As stated above, we will no longer accept new allocations to the Fixed Accumulation Feature.

The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was purchased by any individual, group or trust, including:

•	Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

•
Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.
If you are purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.
This prospectus describes two versions of the Contract. Series VIII of the Contract was sold before January 30, 2004. Series VIIIR of the Contract is sold on or after January 30, 2004.
How do I purchase a Contract?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.
If you purchased your Contract in Alabama, we will accept subsequent Premium Payments only during the first Contract Year.
If you purchased your Contract in Oregon, we will accept subsequent Premium Payments only during the first three Contract Years. If you purchased your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant’s 63rd birthday or the third Contract Anniversary, whichever is later.
How are Premium Payments applied to my Contract?
If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
California Seniors — The Senior Protection Program
Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:

•	Elect the Senior Protection Program, or

•	Elect to immediately allocate the initial Premium Payments to the other investment options.

Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.
If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.
You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account value from the Hartford Money Market HLS Fund Sub-Account to another investment option.
When you terminate your participation in the Senior Protection Program:

•	You may reallocate your Contract Value in the Program to other investment options; or

•	we will automatically reallocate your Account value in the Program according to your original instructions 35 days after your initial Premium Payment.
Description of Right to Cancel provision you had when you Purchased your Contract.
If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
How is the value of my Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

•	The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

•
Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can I transfer from one Sub-Account to another?
You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.

What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
What Happens When I Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on My Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Abusive Transfer Policy (effective until July 1, 2007):
Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.
We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund’s Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:
Ÿ the dollar amount of the transfer;
Ÿ the total assets of the Funds involved in the transfer;
Ÿ the number of transfers completed in the current calendar quarter;
Ÿ whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or
Ÿ the frequent trading policies and procedures of a potentially affected Fund.
If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

Fund Trading Policies (effective after July 1, 2007)
You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.

We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:
Ÿ Certain types of financial intermediaries may not be required to provide us with shareholder information.
Ÿ “Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

Ÿ A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.
Ÿ Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

How am I affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).
Fixed Accumulation Feature Transfer Restrictions
Each Contract Year, you may transfer the greater of:

•
30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.
If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried our at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgment Hartford returns to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.
Charges and Fees
The following charges and fees are associated with the Contract:
The Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.
We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	7%
3	7%
4	6%
5	5%
6	4%
7	3%
8 or more	0%
Surrender Order — During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.
Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:
•    Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.
•    We will then Surrender the Premium Payments that have been in the Contract the longest.
•    That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 5% on that amount, or $500.
•    The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $2,000, or$140.
•    Your Contingent Deferred Sales Charge is $640.
If you have any questions about these charges, please contact your Registered Representative or Hartford.

The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

•
Annual Withdrawal Amount — Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.

•
If you are a patient in a certified long-term care facility or other eligible facility — We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

✓	facility recognized as a general hospital by the proper authority of the state in which it is located;
✓	facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;
✓	facility certified by Medicare as a hospital or long-term care facility; or
✓	nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.
For this waiver to apply, you must:

•	have owned the Contract continuously since it was issued,

•	provide written proof of your eligibility satisfactory to us, and

•	request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.
This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.
This waiver may not be available in all states.

•	Upon death of the Annuitant, Contract Owner or joint Contract Owner — No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

•
Upon Annuitization — The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

•
For The Hartford’s Principal First Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

•
For The Hartford’s Principal First Preferred Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

•
For Required Minimum Distributions — This allows Annuitants who are age 70½ or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

•
For substantially equal periodic payments — We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel Period — No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.
Mortality and Expense Risk Charge
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.15% of the Sub-Account Value.
The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk — There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•
Expense Risk — We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.
If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.
When is the Annual Maintenance Fee Waived?
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.

Charges Against the Funds
Annual Fund Operating Expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
Charges for Optional Benefits

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MAV/EPB Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. We call the optional Death Benefit the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Death Benefit.” If you elected the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
The Hartford’s Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time.

•
The Hartford’s Principal First Preferred Charge — This rider/option can no longer be elected or added after you purchase your Contract. We will deduct the charge on a daily basis based on your Contract Value invested in the Sub-Accounts. We will continue to deduct the charge until we begin to make Annuity Payouts or when you cancel it. You may elect the annuitization option at any time. You may elect to cancel this rider after the 5th anniversary of the date you added The Hartford’s Principal First Preferred to your Contract.

Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
The Hartford’s Principal First and The Hartford’s Principal First Preferred
Electing The Hartford’s Principal First or The Hartford’s Principal First Preferred
The Hartford’s Principal First and The Hartford’s Principal First Preferred can no longer be elected or added after you purchased your Contract.
If you elected The Hartford’s Principal First you cannot cancel it and we will continue to deduct The Hartford’s Principal First Charge until we begin to make Annuity Payouts.
You may cancel The Hartford’s Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford’s Principal First Preferred to your Contract. If you cancel The Hartford’s Principal First Preferred, all Benefit Payments and charges for The Hartford’s Principal First Preferred will terminate. Once The Hartford’s Principal First Preferred is canceled it cannot be reinstated. You may terminate this rider by submitting The Hartford’s Principal First Preferred Termination Form to our Administrative Offices or by calling us. Termination requests will not be accepted more than 30 days prior to your fifth rider anniversary.
Whether you elected either The Hartford’s Principal First or The Hartford’s Principal First Preferred, a company-sponsored exchange will not be considered to be a revocation or termination of either benefit.
Overview
The Hartford’s Principal First and The Hartford’s Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elected your optional benefit. The amount that is protected is your “Benefit Amount.” In other words, The Hartford’s Principal First and The Hartford’s Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.
Determining your Benefit Amount
The initial Benefit Amount for both The Hartford’s Principal First and The Hartford’s Principal First Preferred depends on when you elected your optional benefit. If you elected your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elected your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

•	Your Benefit Amount can never be more than $5 million dollars.

•	Your Benefit Amount is reduced as you take withdrawals.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year (“Benefit Payment”). The Benefit Payment is 7% or 5% of your Benefit Amount for The Hartford’s Principal First or The Hartford’s Principal First Preferred, respectively.
Benefit Payments
Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford’s Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.
If you elected your optional benefit when you purchased your Contract, we count one year as the time between each Contract Anniversary. If you established your optional benefit any time after you purchased your Contract, we count the first year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.
The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.
If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value (“New Contract Value”) and then we deduct the amount of the last Surrender from the Benefit Amount (“New Benefit Amount”). Then we compare those results:

•
If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

•
If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford’s Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The Hartford’s Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

•
If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the “old” Benefit Payment to the “new” Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.
If you change the ownership or assign this Contract to someone other than your spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.
The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment; or

•	The Contract Value at the time of the ownership change or assignment.
Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford’s Principal First Preferred and The Hartford’s Principal First, respectively.
Surrendering your Contract
You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford’s Principal First or The Hartford’s Principal First Preferred.
If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford’s Principal First is called The Hartford’s Principal First Payout Option. The fixed annuity payout option for The Hartford’s Principal First Preferred is called The Hartford’s Principal First Preferred Payout Option.
While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.
Annuitizing your Contract
If you elected The Hartford’s Principal First or The Hartford’s Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford’s Principal First Payout Option or The Hartford’s Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.
Under both of these Annuity Payout Options, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.
If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by Hartford have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.
If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by Hartford have been made, the payments will continue to be made to the Beneficiary.
Key differences between The Hartford’s Principal First and The Hartford’s Principal First Preferred
While The Hartford’s Principal First and The Hartford’s Principal First Preferred share many of the same characteristics, there are some important differences.

Features	The Hartford’s Principal First		The Hartford’s Principal First Preferred
Charge	0.75% of Sub-Account Value		0.20% of Sub-Account Value
Benefit Payment	7% of Benefit Amount		5% of Benefit Amount
Revocability	•	Irrevocable.	•	Revocable anytime after the 5th Contract Year or the 5th anniversary of the date you added The Hartford’s Principal First Preferred to your Contract.
	•	Charge continues to be deducted until we begin to make annuity payouts.	•	Charge continues to be deducted until we begin to make annuity payout or charge will terminate if The Hartford’s Principal First Preferred is canceled.
Step Up	•	After the 5th Contract Year, every five years thereafter if elected.	•	Not Available.
Maximum Issue Age	• •	Non-Qualified & Roth IRA — Age 85 IRA/Qualified — Age 80	• •	Non-Qualified & Roth IRA — Age 85 IRA/Qualified — Age 70
Investment Restrictions	•	None	•	You are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary between certain investment options. This restriction is not currently enforced.
Spousal Continuation	•	Available	•	Available
The Hartford’s Principal First — Step-Up
Any time after the 5th year The Hartford’s Principal First has been in effect, you may elect to “step-up” the Benefit Amount. There is no “step-up” available for The Hartford’s Principal First Preferred. If you choose to “step-up” the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to “step-up” the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford’s Principal First “step-up” has been in place, you may choose to “step-up” the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can “step-up” without waiting for the 5th year their Contract has been in force.
We currently allow you to “step-up” The Hartford’s Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a “step-up” to occur on your Contract Anniversary. At the time you elect to “step-up,” we may be charging more for The Hartford’s Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon “step-up” we will charge you the current charge. Before you decide to “step-up,” you should request a current prospectus which will describe the current charge for this Benefit.
This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

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Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will not accept any written election request received more than 30 days prior to an election date.

•	We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

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If an election form is received in good order within the 30 days prior to an election date, the “step-up” will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the “step-up” will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

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Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

The Hartford’s Principal First Preferred — Investment Restrictions
We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Currently, there are no such limitations. Contracts issued in Connecticut are not subject to these limitations.
Required Minimum Distributions
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70½. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.
For purposes of The Hartford’s Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.
Other Information
If you elected The Hartford’s Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity contracts issued by us or our affiliates to you equals or exceeds $100,000.

We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford’s Principal First and The Hartford’s Principal First Preferred. This means that if you purchased two Contracts from us in any twelve month period and elect either The Hartford’s Principal First or The Hartford’s Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.
We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.
For examples on how The Hartford’s Principal First is calculated, please see “Appendix III.” For examples on how The Hartford’s Principal First Preferred is calculated, please see “Appendix IV.”
Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
You were able purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You could not choose both. If you did not choose a Death Benefit, we issued your Contract with the Asset Protection Death Benefit.
An optional Death Benefit for an additional charge was available. We call the optional Death Benefit the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Benefit Death Benefit.” The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The following table summarizes information about the Death Benefit choices in the Contract. We also have examples of the Death Benefit calculations in Appendix II at the end of the prospectus that may be helpful in understanding the Death Benefit choices. You made your Death Benefit choices at the time you purchased your Contract. You cannot change those elections. The following chart, which was designed to assist owners when the Contracts were still for sale, is included to help you understand the choices you made.

Standard Death Benefit Choices	Summary		How it works
Asset Protection Death Benefit	Not available if you elect the Premium Protection Death Benefit.	This Death Benefit is the greatest of:
		✓	Contract Value; or
	No extra charge.	✓
Contract Value PLUS 25% of the total Premium Payments excluding any subsequent Premium Payments we receive within 12 months of death or after death. Premium Payments are adjusted for any partial Surrenders; or

		✓	Contract Value PLUS 25% of your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death or after death.
This Death Benefit cannot exceed the greatest of:
		✓	Contract Value; or
		✓	Total Premium Payments adjusted for any partial Surrenders; or
		✓	Your Maximum Anniversary Value.
Premium Protection Death Benefit	Not available if you elect the Asset Protection Death Benefit.	This Death Benefit is the greater of:
		✓	Contract Value; or
	No extra charge.	✓	Total Premium Payments you have made to us minus an adjustment or any partial Surrenders.
You cannot choose this Death Benefit if either you or your Annuitant are 76 years old or older.
Optional Death Benefit	Summary		How it works
MAV/EPB Death Benefit	Optional Death Benefit that is available for an additional annual charge equal to 0.30% of your Contract Value invested in the Sub-Accounts and is deducted daily.	If you elect this Death Benefit with the Asset Protection Death Benefit, your Death Benefit will be the greatest of:
	Only available upon purchase.	✓	The Asset Protection Death Benefit described above;

May elect in addition to either the Asset Protection Death Benefit or the Premium Protection Death Benefit. The Death Benefit will be the same regardless of whether you elect the Asset Protection Death Benefit or the Premium Protection Death Benefit.
		✓	The total Premium Payments you have made to us adjusted for any partial Surrenders;
		✓	Your Maximum Anniversary Value; or
		✓	The Earnings Protection Benefit.
	You cannot choose this Death Benefit by itself.	If you elect this Death Benefit with the Premium Protection Death Benefit, your Death Benefit will be the greatest of:
You cannot choose this Death Benefit if you or your Annuitant are 76 years old or older.
		✓	The Premium Protection Death Benefit described above;
		✓	Your Maximum Anniversary Value; or
		✓	The Earnings Protection Benefit.

Asset Protection Death Benefit
The Asset Protection Death Benefit is one of the two standard Death Benefit choices.
Here is an example of how the Asset Protection Death Benefit works.
Assume that:

➢	You made an initial Premium Payment of $100,000.

➢	In your fourth Contract Year, you made a partial Surrender of $8,000.

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000.

➢	Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding the greatest of these three values:		Based on the assumptions above, here is how we would do the actual calculations:
✓	Contract Value or	Contract Value equals $115,000.
✓
Contract Value PLUS 25% of the total Premium Payments excluding any subsequent Premium Payments we receive within 12 months of death or after death. Premium Payments are adjusted for any partial Surrenders; or
$115,000 + [25% (($100,000 − $0) − $8,000)] = $138,000
✓	Contract Value PLUS 25% of your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death or after death.	$115,000 + [25% ($150,000)] = $152,500.
The Asset Protection Death Benefit has a maximum. That means the Death Benefit cannot exceed the Asset Protection Death Benefit Maximum.
Asset Protection Death Benefit Maximum:
The Asset Protection Death Benefit cannot exceed the greatest of:		Based on the assumptions above, here is the calculation of the Asset Protection Death Benefit Maximum:
✓	Contract Value;	• Contract Value is $115,000,
✓	total Premium Payments you have made to us, adjusted for any partial Surrenders; or	• total Premium Payments you have made to us minus an adjustment for any partial Surrenders [$100,000 − $8,000 = $92,000], or
✓	Your Maximum Anniversary Value.	• Your Maximum Anniversary Value is $150,000.
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
The discussion of the Death Benefit choices above says that we make an adjustment to your total Premium Payments for partial Surrenders when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the ad- justment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus.
For examples of how we calculate the Death Benefit, please see Appendix II.
The discussion of the Death Benefit choices above also refers to your Maximum Anniversary Value. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an adjustment for partial Surrenders when we calculate your Anniversary Value. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total premium payments.After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."
We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.
Premium Protection Death Benefit
The Premium Protection Death Benefit was one of the two standard Death Benefit choices.
Here is an example of how the Premium Protection Death Benefit works.
Assume that:

➢	You made an initial Premium Payment of $100,000,

➢	In your fourth Contract Year, you made a partial Surrender of $8,000,

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death Benefit by finding the greater of these two values:		Based on the assumptions above, here is how we would do the actual calculations:
✓	Contract Value or	•	$115,000
✓	Total Premium Payments you have made to us minus an adjustment for any partial Surrenders.	•	$100,000 − $8,000 = $92,000
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under “Adjustments to total Premium Payments for partial Surrenders.”
If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.
For examples of how we calculate the Death Benefit, see Appendix II.
Optional Death Benefit
This rider/option can no longer be elected or added after you purchase your Contract. We call the optional Death Benefit the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Benefit Death Benefit.” The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.
The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.
If you elected the MAV/EPB Death Benefit, you cannot cancel it.
You could only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.
The MAV/EPB Death Benefit is described below.
MAV/EPB Death Benefit
This table shows how the Death Benefit works if you elected the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

MAV/EPB Death Benefit with the Asset Protection Death Benefit		MAV/EPB Death Benefit with the Premium Protection Death Benefit
The Death Benefit will be the greatest of the Asset Protection Death Benefit or the following three values:		The Death Benefit will be the greatest of the Premium Protection Death Benefit or the following two values:
•	The total Premium Payments you have made to us minus an adjustment for any partial Surrenders;	•	Your Maximum Anniversary Value; or
•	Your Maximum Anniversary Value; or	•	The Earnings Protection Benefit, which is discussed below.
•	The Earnings Protection Benefit, which is discussed below.

➢
If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

For examples of how we calculate the Death Benefit, see Appendix II.
Earnings Protection Benefit — If you and your Annuitant were age 69 or under when you purchased your Contract, the Earnings Protection Benefit is:

•	Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

•	40% of the Contract gain since the date that you purchased your Contract.
We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

•	Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

•	Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

•	Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

•	We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.
If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.
We use the adjustment for partial Surrenders when we calculate the Contract gain by:

•	Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

•	Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.
We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.
If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.
For examples of how we calculate the Death Benefit, see Appendix II.
Here is an example of how the MAV/EPB Death Benefit works with the standard Death Benefit choices.
Assume that:

➢	You made a single Premium Payment of $100,000,

➢	In your fourth Contract Year, you made a partial Surrender of $8,000,

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000,

➢	Your Maximum Anniversary Value was $150,000.

Based on the assumptions above, this table shows how we would do the calculations:

MAV/EPB Death Benefit with Asset Protection Death Benefit		MAV/EPB Death Benefit with Premium Protection Death Benefit
Asset Protection Death Benefit (see Example above)	$150,000	Premium Protection Death Benefit (see Example above)	$115,000
The total Premium Payments you have made to us minus an adjustment for any partial Surrenders;	$100,000 − $8,000 = $92,000	Your Maximum Anniversary Value; or	$150,000
Your Maximum Anniversary Value; or	$150,000	The Earnings Protection Benefit	Contract Value minus Contract Value on the date you purchased your Contract [$115,000 − $100,000 = $15,000]

			40% of Contract gain plus Contract Value [$15,000 × 40% = $6,000] + $115,000 = $121,000]
The Earnings Protection Benefit	Contract Value minus Contract Value on the date you purchased your Contract [$115,000 − $100,000 = $15,000]	Death Benefit Amount	Because the Maximum Anniversary Value was the greatest of the three values compared, the Death Benefit is $150,000
	40% of Contract gain plus Contract Value [$15,000 × 40% = $6,000] + $115,000 = $121,000]
Death Benefit Amount	Because the Maximum Anniversary Value was the greatest of the four values compared, the Death Benefit is $150,000
MAV/EPB Death Benefit considerations:

•	If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

•	Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

•
If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

Optional Death Benefit for Contracts issued in Washington, New York or Minnesota
The optional Death Benefit is different for Contracts issued in Washington, New York or Minnesota. We call this optional Death Benefit the “Maximum Anniversary Value Death Benefit.” It does not contain the Earnings Protection Benefit.
The charge for the Maximum Anniversary Value Death Benefit is the same as the charge for the MAV/EPB Death Benefit. It is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts.
The Maximum Anniversary Value Death Benefit is described below:
If your Contract has the Asset Protection Death Benefit, the Death Benefit will be the greatest of the Asset Protection Death Benefit or the following two values:

•	The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

•	Your Maximum Anniversary Value.
If your Contract has the Premium Protection Death Benefit, the Death Benefit will be the greater of the Premium Protection Death Benefit or Your Maximum Anniversary Value.
Additional Information about the Death Benefits

For more information on how these optional benefits may affect your taxes, please see the section entitled, “Federal Tax Considerations,” under sub-section entitled “Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans.”
Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchased this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.
We impose a limit on total death benefits if:

•	The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

•	Aggregate Premium Payments total $5 million or more.
When the limit applies, total death benefits cannot exceed the greater of:

•	The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

•	The aggregate Contract Value plus $1 million.
However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

•	The aggregate Contract Value; plus

•	The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.
We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.
Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction.
In addition, there may be limitations on the aggregate death benefits if you purchased one or more contracts with an initial Premium Payment of less than $5,000,000 but you add Premium Payments or purchased additional contracts such that Premium Payments under the contracts aggregate to $5,000,000 or more. See your contract for more information.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Safe Haven Program.” Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to The Hartford’s Safe Haven program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature or Personal Pension Account and is not subject to minimum interest rates prescribed by state non-forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.
The Beneficiary of a non-qualified Contract or IRA may also elect the “Single Life Expectancy Only” option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.
Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.
If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit.
To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and a Beneficiary is the Contract Owner’s spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.
If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives the payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary receives the payout at death, if any.
These are the most common scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options, including those that may not result in a payout at death please see the section entitled “Annuity Payouts” and the Death Benefit section of your Contract. If you have questions about these and any other scenarios, please contact your Registered Representative or us.
Surrenders
What kinds of Surrenders are available?
Full Surrenders before the Annuity Commencement Date — When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
Partial Surrenders before the Annuity Commencement Date — You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature.
There are two restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

•
After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.
Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we will no longer allow Contract Owners to reinstate their Contracts (or riders) when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date — You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date — Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature.
Hartford will deduct any applicable Contingent Deferred Sales Charges.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
How do I request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Ex change is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail, fax or a request via the internet.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ — If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.
More than one Contract issued in the same calendar year — If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities — As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.
We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see the “Federal Tax Considerations” section for more information.

Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want the Payee to receive Annuity Payouts?

•	What is the Assumed Investment Return?

•	Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.
Effective October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.
1. When do you want Annuity Payouts to begin?
You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant’s 100th birthday.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
2. Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the “Death Benefit” section. The Hartford’s Principal First Payout Option is available only to Contract Holders who elect The Hartford’s Principal First rider. The Hartford’s Principal First Preferred Payout Option is available only to Contract Holders who elect The Hartford’s Principal First Preferred rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity With Payments for a Period Certain
We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant’s age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.
Joint and Last Survivor Life Annuity

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Joint and Last Survivor Life Annuity With Payments For a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments for a Period Certain
We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant’s age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.
The Hartford’s Principal First Payout Option
If you elected The Hartford’s Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford’s Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
The Hartford’s Principal First Preferred Payout Option
If you elected The Hartford’s Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford’s Principal First Preferred Payout Option, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
Important Information:

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You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

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For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

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Automatic Annuity Payouts — If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.
4. What is the Assumed Investment Return?
The Assumed Investment Return (“AIR”) is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.
Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the
Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.
Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.
5. Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.
Fixed Dollar Amount Annuity Payouts — Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.
You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.
Variable Dollar Amount Annuity Payouts — Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

•	the Assumed Investment Return.
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.
Combination Annuity Payout — You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet you income needs. Combination Annuity Payouts are not available during the first two Contract Years.
Transfer of Annuity Units — After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled “Can I Transfer from one Sub-Account to another?” under the section entitled “The Contract.”

Other Programs Available
We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.
InvestEase Program — InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.
Automatic Income Program — The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.
Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

•	Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

•	Dollar Cost Averaging
We offer three dollar cost averaging programs:

•	DCA Plus

•	Fixed Amount DCA

•	Earnings/Interest DCA
DCA Plus — Effective October 4, 2013, the DCA Plus program is no longer be available and we no longer accept initial or subsequent Premium Payments into the program. Contract Owners who have commenced either a 12-month or 6-month Transfer Program prior to October 4, 2013 can complete their current program, but will not be allowed to elect a new program.
These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.
Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Other Program considerations

•	You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund;

•	any Fund is liquidated — then your allocations will be directed to any available money market Fund.
You may always provide us with updated instructions following any of these events.

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Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

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If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

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We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

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Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund’s prospectus.

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Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

•	These Programs may be adversely affected by Fund trading policies.
Other Information
Assignment — A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.
A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.
Speculative Investing — Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Contract Modification — The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
How Contracts Are Sold — We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. (“HSD”) under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.
HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2013. Contracts were sold by individuals who were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries (“Registered Representatives”).
Contracts may have been sold directly to the following individuals free of any commission (“Employee Gross-Up”): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2)

employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we may have credited the Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.
We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary’s internal compensation practices.
Affiliated broker-dealers also employed individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Inforce Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
As of December 31, 2014, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:

AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., Janney Montgomery Scott, Inc., Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc.,Thurston, Springer, Miller, Herd & Titak, Inc., U.S. Bancorp Investments, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
As of December 31, 2014, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2014, Additional Payments did not in the aggregate exceed approximately $21.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $38,000 or approximately 0.14% of the Premium Payments invested in a particular Fund during this period.
Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
More Information
You may call your Registered Representative if you have any questions or write or call us at the address below:
Hartford Life Insurance Company/Hartford Life and
Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Telephone: 1-800-862-6668 (Contract Owners)
1-800-862-7155 (Registered Representatives)
Financial Statements
You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statements

APP TAX-1

Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate

APP TAX-2

Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual’s modified adjusted gross income for the taxable year.
a. Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date

APP TAX-3

assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation,

APP TAX-4

the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.
d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

APP TAX-5

3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.	Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract’s cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a “partial exchange”).
The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.
Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.
If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, preexisting contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS’s partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.
3. Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

APP TAX-6

•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

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1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 371⁄2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations

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In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

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a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the

APP TAX-10

SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

c.	upon the employee’s death or disability;

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.

APP TAX-11

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,500 for 2013). The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for

APP TAX-12

determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is

APP TAX-13

made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b.	RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

(i)	the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70½ in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

APP TAX-14

Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free

APP TAX-15

“direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner.
Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.
9. Certain Tax Considerations with the Personal Pension Account in Qualified Plans
Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.
Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:
a. Any amounts received by you (or your payee) prior to your attaining age 591⁄2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.
b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 701⁄2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. § 1.401(a) (9)-6, Q&A-1 and Q&A-14).
c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual’s IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 701⁄2. In addition, any such distribution from a non-IRA form of Qualified Plan may be subject to the 20% mandatory withholding tax, unless such distribution is an RMD or otherwise avoids classification as an “eligible rollover distribution,” as described above.

APP I-1

Appendix I — The Funds

The following tables describe the investment options available by contract, including the Fund name, share class, fund objectives and the investment adviser and sub-adviser of each Fund. For additional information on each Fund, please refer to the Fund’s Prospectus.

1.	The Director Series VII/VIIR, BB&T Director Series III/IIIR, Fifth Third Director Series I/IR and Director Ultra	App I - 2
2.	AmSouth Variable Annuity Series III/IIR	App I - 4
3.	The Director Select Series III/IIIR	App I - 6
4.	The Director Choice Series III/IIIR	App I - 9
5.	The Huntington Director Series II/IIR	App I - 12
6.	Wells Fargo Director Series II/IIR	App I - 14
7.	Director Preferred Series II/IIR	App I - 17

APP I-2

1.	The Director Series VIII/VIIIR, BB&T Director III/IIIR, Fifth Third Director Series II/IIR and Director Ultra:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Money Market Fund - Series I **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford SmallCap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA(a)	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

APP I-3

Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA(1)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT Index Fund - IA	Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.	Hartford Investment Management Company
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

(a)	Closed to Contracts issued on or after 8/13/2004.
Notes
1    Formerly Hartford Money Market HLS Fund - Class IA

APP I-4

2.	AmSouth Variable Annuity Series III/IIIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Money Market Fund - Series I **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford SmallCap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA(a)	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

APP I-5

Hartford MidCap Value HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA(1)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT Index Fund - IA	Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.	Hartford Investment Management Company
Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio - Class II	Reasonable income and capital growth	Pioneer Investment Management, Inc.
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

(a)	Closed to Contracts issued on or after 8/13/2004.
Notes
1    Formerly Hartford Money Market HLS Fund - Class IA

APP I-6

3.	The Director Select Series III/IIIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Money Market Fund - Series I **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford SmallCap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA(a)	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

APP I-7

Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA(1)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT Index Fund - IA	Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.	Hartford Investment Management Company
Wells Fargo Variable Trust Funds
Wells Fargo Advantage VT International Equity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
Wells Fargo Advantage VT Omega Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
Wells Fargo Advantage VT Opportunity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
Wells Fargo Advantage VT Small Cap Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
Wells Fargo Advantage VT Small Cap Value Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP I-8

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

(a)	Closed to Contracts issued on or after 8/13/2004.
Notes
1    Formerly Hartford Money Market HLS Fund - Class IA

APP I-9

4.	The Director Choice Series III/IIIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AB Variable Products Series Fund, Inc.(1)
AB VPS Growth and Income Portfolio - Class B(2)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Intermediate Bond Portfolio - Class B(3)	Generate income and price appreciation without assuming what the Adviser considers undue risk	AllianceBernstein, L.P.
AIM Variable Insurance Funds
Invesco V.I. Money Market Fund - Series I **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford SmallCap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

APP I-10

Hartford Healthcare HLS Fund - Class IA(a)	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA(4)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT Index Fund - IA	Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.	Hartford Investment Management Company
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†    Closed to new and subsequent Premium Payments and transfers of Contract Value.
(a)    Closed to Contracts issued on or after 8/13/2004.
Notes
1    Formerly AllianceBernstein Variable Products Series Fund, Inc.
2    Formerly AllianceBernstein VPS Growth and Income Portfolio - Class B
3    Formerly AllianceBernstein VPS Intermediate Bond Portfolio - Class B

APP I-11

4    Formerly Hartford Money Market HLS Fund - Class IA

APP I-12

5.	The Huntington Director Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Money Market Fund - Series I **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford SmallCap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA(a)	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

APP I-13

Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA(1)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT Index Fund - IA	Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.	Hartford Investment Management Company
Huntington Funds
Huntington VA Dividend Capture Fund	Seeks total return with dividend income as an important component of that return	Huntington Asset Advisors, Inc.
Huntington VA Situs Fund	Seeks long-term capital appreciation	Huntington Asset Advisors, Inc.
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

(a)	Closed to Contracts issued on or after 8/13/2004.
Notes
1    Formerly Hartford Money Market HLS Fund - Class IA

APP I-14

6.	Wells Fargo Director Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Money Market Fund - Series I **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford SmallCap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA(a)	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

APP I-15

Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA(1)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT Index Fund - IA	Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.	Hartford Investment Management Company
Wells Fargo Variable Trust Funds
Wells Fargo Advantage VT Discovery Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	Long-term total return, consisting of capital appreciation and current income	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
Wells Fargo Advantage VT International Equity Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Metropolitan West Capital Management, LLC
Wells Fargo Advantage VT Omega Growth Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
Wells Fargo Advantage VT Opportunity Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated

APP I-16

Wells Fargo Advantage VT Small Cap Value Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
Wells Fargo Advantage VT Total Return Bond Fund - Class 2	Total return consisting of income and capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

(a)	Closed to Contracts issued on or after 8/13/2004.
Notes
1    Formerly Hartford Money Market HLS Fund - Class IA

APP I-17

7.	Director Preferred Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Money Market Fund - Series I **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford SmallCap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA(a)	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

APP I-18

Hartford MidCap Value HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA(1)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT Index Fund - IA	Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.	Hartford Investment Management Company
HIMCO VIT Index Fund - IA	Hartford Investment Management Company
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

(a)	Closed to Contracts issued on or after 8/13/2004.
Notes
1    Formerly Hartford Money Market HLS Fund - Class IA

APP II-1

Appendix II — Death Benefit — Examples
Asset Protection Death Benefit Examples
Example 1
Assume that:

•	You purchased your Contract with the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $117,403.
Calculation of Asset Protection Death Benefit
To calculate the Asset Protection Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

•
The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 − $8,000) = $140,403],

•	The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 − $8,000) = $144,754].
The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

•	the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 − $8,000 = $92,000], or

•	your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 − $8,000 = $109,403].
Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.
Amount of Asset Protection Death Benefit
Because the Asset Protection Death Benefit cannot exceed $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

Example 2
Assume that:

•	You purchased your Contract with the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000,

•	Your Maximum Anniversary Value is $140,000.
Calculation of Asset Protection Death Benefit
To calculate the Asset Protection Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

•
The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

•	The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].
The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

•	The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

•	Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.
Adjustment for Partial Surrender for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.
Amount of Asset Protection Death Benefit
Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

•	The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

•	Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].
So, your Asset Protection Death Benefit cannot exceed $120,000.

APP II-3

Premium Protection Death Benefit Examples
Example 1
Assume that:

•	You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403.
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.
Death Benefit Amount
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.
Example 2
Assume that:

•	You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth contract year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your surrender was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000.
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.
Death Benefit Amount
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

MAV/EPB Death Benefit with Asset Protection Death Benefit Examples
Example 1
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $117,403,

•
The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

Adjustment for Partial Surrenders for Earnings Protection Benefit
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

•	Add the amount of the partial Surrender ($8,000) to

•	The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

•	Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

•	Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

•	Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),
Which equals −$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.
Calculation of Contract gain
Hartford would calculate the Contract gain as follows:

•	Contract Value on the date we receive proof of death ($117,403),

•	Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	Add any adjustments for partial Surrenders ($0), So the Contract gain equals $17,403.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date ($0),

•	minus Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($0),
Which equals $100,000. The cap is 200% of $100,000, which is $200,000.
Adjustment for Partial Surrenders for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your Adjusted Maximum Anniversary Value is $109,403.
Asset Protection Death Benefit Amount is $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)
Adjusted Total Premium Payment Amount is $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

APP II-5

MAV/EPB Death Benefit
In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.
Example 2
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	Your Maximum Anniversary Value is $140,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000,

•	The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.
Adjustment for Partial Surrenders
To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

•	Add the amount of the partial Surrender ($60,000) to

•	The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

•	Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

•	Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

•	Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),
Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.
Calculation of Contract gain
Hartford would calculate the Contract gain as follows:

•	Contract Value on the date we receive proof of death ($120,000),

•	Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	Add any adjustments for partial Surrenders ($10,000),
So the Contract gain equals $30,000.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date ($0),

•	minus Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($10,000),
Which equals $90,000. The cap is 200% of $90,000, which is $180,000.
Adjustment for Partial Surrenders for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally.

APP II-6

Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.
Death Benefit with Earnings Protection Benefit
In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.
MAV/EPB Death Benefit with Premium Protection Death Benefit Examples
Example 1
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract,

•	You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $117,403,

•
The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

Earnings Protection Benefit Amount is $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)
Maximum Anniversary Value is $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)
Premium Protection Death Benefit Amount is $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)
Death Benefit with Earnings Protection Benefit
The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.
Example 2
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract,

•	You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $60,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000,

•	Your Maximum Anniversary Value was $140,000,

•
The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

Earnings Protection Benefit Amount is $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

APP II-7

Maximum Anniversary Value is $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)
Premium Protection Death Benefit Amount is $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)
Death Benefit with Earnings Protection Benefit
The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared

APP III-1

Appendix III — The Hartford’s Principal First — Examples
Example 1: Assume you select The Hartford’s Principal First when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

APP III-2

Example 7: If you elect to “step up” The Hartford’s Principal First after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APP IV-1

Appendix IV — The Hartford’s Principal First Preferred — Examples
Example 1: Assume you select The Hartford’s Principal First Preferred when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

•	Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP V-1

Appendix V — Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.

APP V-2

Hartford Life Insurance Company

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.621	$1.353	$1.222	$1.213	$1.095	$0.850	$1.258	$1.193	$1.090	$1.028
Accumulation Unit Value at end of period	$1.759	$1.621	$1.353	$1.222	$1.213	$1.095	$0.850	$1.258	$1.193	$1.090
Number of Accumulation Units outstanding at end of period (in thousands)	9,879	11,960	15,133	20,905	29,131	30,412	34,171	41,460	43,907	47,018
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.469	$1.239	$1.131	$1.135	$1.035	$0.812	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.578	$1.469	$1.239	$1.131	$1.135	$1.035	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	907	654	520	649	629	165	—	—	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.213	$2.337	$1.998	$2.281	$1.981	$1.375	$2.557	$2.214	$1.921	$1.682
Accumulation Unit Value at end of period	$3.409	$3.213	$2.337	$1.998	$2.281	$1.981	$1.375	$2.557	$2.214	$1.921
Number of Accumulation Units outstanding at end of period (in thousands)	11,453	13,761	17,732	23,757	32,698	38,043	39,371	45,234	48,506	52,570
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.021	$2.221	$1.918	$2.213	$1.942	$1.363	$—	$—	$—	$—
Accumulation Unit Value at end of period	$3.171	$3.021	$2.221	$1.918	$2.213	$1.942	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,168	1,309	876	1,024	1,008	363	—	—	—	—
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.702	$1.268	$1.090	$1.090	$0.967	$0.779	$1.256	$1.172	$1.055	$1.001
Accumulation Unit Value at end of period	$1.955	$1.702	$1.268	$1.090	$1.090	$0.967	$0.779	$1.256	$1.172	$1.055
Number of Accumulation Units outstanding at end of period (in thousands)	3,530	4,586	5,844	7,984	10,107	11,117	12,050	13,737	14,116	13,664
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.674	$1.260	$1.095	$1.107	$0.992	$0.807	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.903	$1.674	$1.260	$1.095	$1.107	$0.992	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	313	396	357	252	191	8	—	—	—	—
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.362	$1.811	$1.613	$1.610	$1.439	$1.168	$1.748	$1.633	$1.373	$1.311
Accumulation Unit Value at end of period	$2.638	$2.362	$1.811	$1.613	$1.610	$1.439	$1.168	$1.748	$1.633	$1.373
Number of Accumulation Units outstanding at end of period (in thousands)	11,545	14,379	18,998	25,192	31,627	33,563	37,283	43,398	45,507	45,257
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.022	$1.567	$1.410	$1.423	$1.285	$1.053	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.235	$2.022	$1.567	$1.410	$1.423	$1.285	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,162	1,230	1,053	1,115	1,275	314	—	—	—	—

APP V-3

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.739	$1.290	$1.058	$1.243	$1.100	$0.820	$1.746	$1.412	$1.252	$1.234
Accumulation Unit Value at end of period	$1.836	$1.739	$1.290	$1.058	$1.243	$1.100	$0.820	$1.746	$1.412	$1.252
Number of Accumulation Units outstanding at end of period (in thousands)	3,072	3,379	4,536	5,569	6,651	7,347	8,279	8,554	9,381	10,241
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.278	$1.709	$1.415	$1.680	$1.503	$1.133	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.380	$2.278	$1.709	$1.415	$1.680	$1.503	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	150	157	163	115	122	6	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.506	$1.867	$1.489	$1.653	$1.422	$1.110	$2.067	$1.612	$1.456	$1.266
Accumulation Unit Value at end of period	$2.828	$2.506	$1.867	$1.489	$1.653	$1.422	$1.110	$2.067	$1.612	$1.456
Number of Accumulation Units outstanding at end of period (in thousands)	3,270	2,635	3,626	4,717	5,634	6,180	6,879	8,085	8,420	9,144
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.219	$1.671	$1.346	$1.510	$1.313	$1.036	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.477	$2.219	$1.671	$1.346	$1.510	$1.313	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	266	205	185	151	64	7	—	—	—	—
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.137	$2.756	$2.311	$2.154	$2.035	$1.677	$2.279	$2.172	$1.977	$1.778
Accumulation Unit Value at end of period	$5.210	$4.137	$2.756	$2.311	$2.154	$2.035	$1.677	$2.279	$2.172	$1.977
Number of Accumulation Units outstanding at end of period (in thousands)	343	363	503	738	970	1,109	1,221	1,468	1,679	2,049
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.613	$2.432	$2.061	$1.941	$1.853	$1.543	$—	$—	$—	$—
Accumulation Unit Value at end of period	$4.502	$3.613	$2.432	$2.061	$1.941	$1.853	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	52	49	41	28	—	—	—	—	—
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.160	$2.053	$1.816	$1.755	$1.528	$1.028	$1.390	$1.368	$1.245	$1.233
Accumulation Unit Value at end of period	$2.190	$2.160	$2.053	$1.816	$1.755	$1.528	$1.028	$1.390	$1.368	$1.245
Number of Accumulation Units outstanding at end of period (in thousands)	1,895	2,172	3,550	4,593	5,717	5,699	4,853	6,250	6,484	6,922
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.967	$1.890	$1.690	$1.650	$1.452	$0.987	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.974	$1.967	$1.890	$1.690	$1.650	$1.452	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	155	173	226	263	331	23	—	—	—	—

APP V-4

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.793	$1.492	$1.256	$1.477	$1.305	$0.989	$1.733	$1.375	$1.118	$0.987
Accumulation Unit Value at end of period	$1.704	$1.793	$1.492	$1.256	$1.477	$1.305	$0.989	$1.733	$1.375	$1.118
Number of Accumulation Units outstanding at end of period (in thousands)	6,770	8,371	10,491	13,665	17,640	11,336	12,755	15,285	16,337	14,365
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.657	$1.394	$1.185	$1.409	$1.258	$0.963	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.558	$1.657	$1.394	$1.185	$1.409	$1.258	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	625	714	591	523	431	48	—	—	—	—
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.744	$2.061	$1.668	$1.845	$1.497	$1.050	$1.777	$1.760	$1.511	$1.389
Accumulation Unit Value at end of period	$2.935	$2.744	$2.061	$1.668	$1.845	$1.497	$1.050	$1.777	$1.760	$1.511
Number of Accumulation Units outstanding at end of period (in thousands)	1,809	2,086	2,782	3,307	4,176	4,184	5,039	5,967	6,367	6,829
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.413	$1.831	$1.498	$1.675	$1.373	$0.973	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.554	$2.413	$1.831	$1.498	$1.675	$1.373	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	242	303	233	191	169	25	—	—	—	—
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.553	$1.789	$1.565	$1.638	$1.335	$1.044	$1.779	$1.575	$1.393	$1.164
Accumulation Unit Value at end of period	$2.703	$2.553	$1.789	$1.565	$1.638	$1.335	$1.044	$1.779	$1.575	$1.393
Number of Accumulation Units outstanding at end of period (in thousands)	808	972	1,325	1,452	2,031	2,259	2,427	3,175	3,277	3,244
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.596	$1.838	$1.625	$1.719	$1.416	$1.119	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.719	$2.596	$1.838	$1.625	$1.719	$1.416	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	48	54	123	91	52	—	—	—	—
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.930	$11.718	$10.230	$10.467	$8.414	$5.756	$10.253	$—	$—	$—
Accumulation Unit Value at end of period	$16.570	$15.930	$11.718	$10.230	$10.467	$8.414	$5.756	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	67	90	105	157	201	274	26	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.982	$11.138	$9.826	$10.160	$8.254	$5.706	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.422	$14.982	$11.138	$9.826	$10.160	$8.254	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	9	10	11	—	—	—	—	—

APP V-5

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.590	$1.809	$1.559	$1.554	$1.151	$0.860	$1.391	$1.433	$1.357	$1.236
Accumulation Unit Value at end of period	$2.710	$2.590	$1.809	$1.559	$1.554	$1.151	$0.860	$1.391	$1.433	$1.357
Number of Accumulation Units outstanding at end of period (in thousands)	2,261	2,980	3,854	5,149	6,820	8,246	8,578	10,077	10,201	10,429
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.294	$1.618	$1.409	$1.420	$1.063	$0.803	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.375	$2.294	$1.618	$1.409	$1.420	$1.063	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	160	210	141	117	127	12	—	—	—	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.453	$1.111	$0.983	$1.005	$0.886	$0.633	$1.126	$1.075	$0.949	$0.876
Accumulation Unit Value at end of period	$1.598	$1.453	$1.111	$0.983	$1.005	$0.886	$0.633	$1.126	$1.075	$0.949
Number of Accumulation Units outstanding at end of period (in thousands)	7,084	9,230	12,170	15,788	20,297	23,455	26,530	29,746	31,733	32,818
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.362	$1.053	$0.941	$0.972	$0.866	$0.625	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.483	$1.362	$1.053	$0.941	$0.972	$0.866	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	454	538	404	295	361	69	—	—	—	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.892	$1.941	$1.825	$1.726	$1.624	$1.428	$1.564	$1.512	$1.459	$1.441
Accumulation Unit Value at end of period	$1.981	$1.892	$1.941	$1.825	$1.726	$1.624	$1.428	$1.564	$1.512	$1.459
Number of Accumulation Units outstanding at end of period (in thousands)	10,421	12,904	17,062	22,499	30,695	32,621	32,084	37,669	36,710	37,277
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.628	$1.687	$1.604	$1.532	$1.457	$1.295	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.686	$1.628	$1.687	$1.604	$1.532	$1.457	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	550	761	1,020	1,036	951	209	—	—	—	—
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.239	$1.275	$1.243	$1.199	$1.169	$1.144	$1.164	$1.129	$1.098	$1.093
Accumulation Unit Value at end of period	$1.259	$1.239	$1.275	$1.243	$1.199	$1.169	$1.144	$1.164	$1.129	$1.098
Number of Accumulation Units outstanding at end of period (in thousands)	4,999	5,965	7,843	10,287	13,364	14,325	15,797	13,508	12,676	12,636
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.097	$1.141	$1.124	$1.096	$1.079	$1.067	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.103	$1.097	$1.141	$1.124	$1.096	$1.079	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	169	209	452	658	433	162	—	—	—	—

APP V-6

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.131	$1.144	$1.157	$1.171	$1.184	$1.197	$1.186	$1.143	$1.104	$1.086
Accumulation Unit Value at end of period	$1.119	$1.131	$1.144	$1.157	$1.171	$1.184	$1.197	$1.186	$1.143	$1.104
Number of Accumulation Units outstanding at end of period (in thousands)	3,430	4,722	5,402	7,712	9,347	13,151	27,441	7,793	6,193	4,540
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.025	$1.048	$1.071	$1.095	$1.119	$1.143	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.004	$1.025	$1.048	$1.071	$1.095	$1.119	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	242	221	244	474	418	310	—	—	—	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.963	$1.505	$1.301	$1.342	$1.184	$0.963	$1.477	$1.371	$1.138	$1.065
Accumulation Unit Value at end of period	$2.161	$1.963	$1.505	$1.301	$1.342	$1.184	$0.963	$1.477	$1.371	$1.138
Number of Accumulation Units outstanding at end of period (in thousands)	2,568	3,311	4,222	5,832	7,871	2,307	2,797	4,331	4,739	3,178
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.726	$1.337	$1.168	$1.218	$1.086	$0.893	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.880	$1.726	$1.337	$1.168	$1.218	$1.086	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	230	291	195	229	179	13	—	—	—	—
HIMCO VIT Index Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.578	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.709	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,543	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.477	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.596	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	129	—	—	—	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.934	$9.986	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.822	$9.934	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	96	57	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.873	$9.973	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.660	$9.873	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
(a) Inception date October 20, 2014.

APP V-7

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Sterling Capital Equity Income VIF
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.714	$1.473	$1.304	$1.374	$1.242	$1.060	$1.714	$1.842	$1.536	$1.454
Accumulation Unit Value at end of period	$1.764	$1.714	$1.473	$1.304	$1.374	$1.242	$1.060	$1.714	$1.842	$1.536
Number of Accumulation Units outstanding at end of period (in thousands)	546	581	725	987	1,343	1,552	2,066	3,108	2,665	2,351
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.493	$1.296	$1.159	$1.235	$1.128	$0.973	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.520	$1.493	$1.296	$1.159	$1.235	$1.128	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	71	73	34	35	27	27	—	—	—	—
Sterling Capital Special Opportunities VIF
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.536	$2.023	$1.790	$1.877	$1.634	$1.151	$1.757	$1.567	$1.271	$1.210
Accumulation Unit Value at end of period	$2.908	$2.536	$2.023	$1.790	$1.877	$1.634	$1.151	$1.757	$1.567	$1.271
Number of Accumulation Units outstanding at end of period (in thousands)	1,340	1,424	1,780	2,581	3,075	2,944	2,851	2,845	2,657	3,168
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.297	$1.852	$1.656	$1.755	$1.543	$1.099	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.607	$2.297	$1.852	$1.656	$1.755	$1.543	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	113	111	117	143	147	141	—	—	—	—
Sterling Capital Total Return Bond VIF
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.381	$1.419	$1.352	$1.289	$1.211	$1.128	$1.103	$1.048	$1.025	$1.014
Accumulation Unit Value at end of period	$1.439	$1.381	$1.419	$1.352	$1.289	$1.211	$1.128	$1.103	$1.048	$1.025
Number of Accumulation Units outstanding at end of period (in thousands)	562	439	561	788	1,230	1,562	1,996	1,653	981	992
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.250	$1.299	$1.251	$1.205	$1.143	$1.076	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.290	$1.250	$1.299	$1.251	$1.205	$1.143	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	204	207	209	269	256	217	—	—	—	—

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Pioneer Fund VCT Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.503	$1.143	$1.052	$1.115	$0.974	$0.789	$1.216	$1.174	$1.021	$0.995
Accumulation Unit Value at end of period	$1.646	$1.503	$1.143	$1.052	$1.115	$0.974	$0.789	$1.216	$1.174	$1.021
Number of Accumulation Units outstanding at end of period (in thousands)	49	193	223	267	430	506	685	892	809	867
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.378	$1.059	$0.985	$1.055	$0.932	$0.763	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.494	$1.378	$1.059	$0.985	$1.055	$0.932	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	315	227	212	421	365	245	—	—	—	—

APP V-8

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.015	$1.699	$1.512	$1.754	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.886	$2.015	$1.699	$1.512	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	219	293	350	416	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.103	$0.940	$0.845	$0.991	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.022	$1.103	$0.940	$0.845	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	143	134	276	207	—	—	—	—	—	—
Wells Fargo Advantage VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.779	$1.283	$1.075	$1.149	$0.970	$0.682	$0.947	$0.856	$0.816	$0.795
Accumulation Unit Value at end of period	$1.830	$1.779	$1.283	$1.075	$1.149	$0.970	$0.682	$0.947	$0.856	$0.816
Number of Accumulation Units outstanding at end of period (in thousands)	21	56	57	83	93	100	149	154	153	156
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.225	$0.893	$0.756	$0.817	$0.697	$0.495	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.247	$1.225	$0.893	$0.756	$0.817	$0.697	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	86	65	94	68	23	—	—	—	—
Wells Fargo Advantage VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.552	$12.010	$10.491	$10.000	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.019	$15.552	$12.010	$10.491	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	23	30	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.174	$11.842	$10.453	$10.000	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.433	$15.174	$11.842	$10.453	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	8	8	—	—	—	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.253	$12.935	$12.103	$12.799	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.714	$19.253	$12.935	$12.103	$12.799	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	10	23	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.567	$12.606	$11.920	$12.738	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.859	$18.567	$12.606	$11.920	$12.738	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	4	12	11	—	—	—	—	—

APP V-9

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.429	$12.688	$11.226	$12.218	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.925	$14.429	$12.688	$11.226	$12.218	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	30	43	70	82	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.915	$12.366	$11.056	$12.160	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.243	$13.915	$12.366	$11.056	$12.160	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	29	32	38	25	—	—	—	—	—

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AllianceBernstein VPS Growth and Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.866	$1.403	$1.210	$1.154	$1.035	$0.870	$1.484	$1.432	$1.238	$1.197
Accumulation Unit Value at end of period	$2.016	$1.866	$1.403	$1.210	$1.154	$1.035	$0.870	$1.484	$1.432	$1.238
Number of Accumulation Units outstanding at end of period (in thousands)	34	72	81	26	13	19	25	59	77	80
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.633	$1.240	$1.082	$1.042	$0.945	$0.802	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.746	$1.633	$1.240	$1.082	$1.042	$0.945	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	25	50	—	—	—	—	—	—	—
AllianceBernstein VPS Intermediate Bond Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.421	$12.865	$12.301	$11.697	$10.863	$9.296	$9.982	$—	$—	$—
Accumulation Unit Value at end of period	$13.043	$12.421	$12.865	$12.301	$11.697	$10.863	$9.296	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	15	18	20	20	12	13	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.688	$12.234	$11.821	$11.359	$10.660	$9.219	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.145	$11.688	$12.234	$11.821	$11.359	$10.660	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	2	—	—	—	—	—

APP V-10

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Huntington VA Dividend Capture Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.062	$1.739	$1.578	$1.491	$1.310	$1.059	$1.490	$1.605	$1.393	$1.360
Accumulation Unit Value at end of period	$2.245	$2.062	$1.739	$1.578	$1.491	$1.310	$1.059	$1.490	$1.605	$1.393
Number of Accumulation Units outstanding at end of period (in thousands)	535	448	561	777	842	940	1,088	1,382	1,458	1,528
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.602	$15.851	$14.537	$13.879	$12.324	$10.070	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.047	$18.602	$15.851	$14.537	$13.879	$12.324	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	4	5	5	2	—	—	—	—
Huntington VA International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.798	$1.480	$1.313	$1.501	$1.391	$1.054	$1.794	$1.595	$1.283	$1.113
Accumulation Unit Value at end of period	$1.659	$1.798	$1.480	$1.313	$1.501	$1.391	$1.054	$1.794	$1.595	$1.283
Number of Accumulation Units outstanding at end of period (in thousands)	87	110	134	222	246	231	322	318	86	34
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.627	$1.354	$1.213	$1.402	$1.313	$1.006	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.486	$1.627	$1.354	$1.213	$1.402	$1.313	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	7	7	—	—	—	—	—
Huntington VA Situs Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.262	$1.734	$1.430	$1.460	$1.140	$0.867	$1.493	$1.356	$1.308	$1.129
Accumulation Unit Value at end of period	$2.190	$2.262	$1.734	$1.430	$1.460	$1.140	$0.867	$1.493	$1.356	$1.308
Number of Accumulation Units outstanding at end of period (in thousands)	310	124	185	254	309	281	236	250	277	206
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.047	$1.586	$1.322	$1.364	$1.076	$0.827	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.961	$2.047	$1.586	$1.322	$1.364	$1.076	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	110	28	28	31	36	3	—	—	—	—

APP V-11

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Discovery Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.934	$18.243	$15.674	$15.788	$11.783	$8.495	$15.444	$12.771	$11.269	$10.526
Accumulation Unit Value at end of period	$25.728	$25.934	$18.243	$15.674	$15.788	$11.783	$8.495	$15.444	$12.771	$11.269
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.699	$16.846	$14.627	$14.889	$11.229	$8.181	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.266	$23.699	$16.846	$14.627	$14.889	$11.229	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo Advantage VT Index Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.766	$1.494	$1.337	$1.270	$1.134	$0.993	$1.418	$1.333	$1.202	$1.158
Accumulation Unit Value at end of period	$2.062	$1.766	$1.494	$1.337	$1.270	$1.134	$0.993	$1.418	$1.333	$1.202
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.563	$1.335	$1.208	$1.159	$1.046	$0.926	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.805	$1.563	$1.335	$1.208	$1.159	$1.046	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo Advantage VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.929	$11.789	$10.508	$12.206	$10.088	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.033	$13.929	$11.789	$10.508	$12.206	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.423	$11.481	$10.342	$12.139	$10.081	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.428	$13.423	$11.481	$10.342	$12.139	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo Advantage VT Intrinsic Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.732	$1.344	$1.138	$1.177	$1.046	$0.905	$1.441	$1.418	$1.210	$1.162
Accumulation Unit Value at end of period	$1.888	$1.732	$1.344	$1.138	$1.177	$1.046	$0.905	$1.441	$1.418	$1.210
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	60	57	54	56
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.532	$1.202	$1.028	$1.074	$0.965	$0.844	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.653	$1.532	$1.202	$1.028	$1.074	$0.965	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-12

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.401	$14.030	$11.788	$12.624	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.920	$19.401	$14.030	$11.788	$12.624	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.711	$13.673	$11.610	$12.564	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.011	$18.711	$13.673	$11.610	$12.564	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo Advantage VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.527	$14.341	$12.558	$13.445	$10.990	$7.525	$12.707	$12.054	$10.866	$10.332
Accumulation Unit Value at end of period	$20.224	$18.527	$14.341	$12.558	$13.445	$10.990	$7.525	$12.707	$12.054	$10.866
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.930	$13.243	$11.719	$12.679	$10.473	$7.247	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.288	$16.930	$13.243	$11.719	$12.679	$10.473	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.615	$1.761	$1.651	$1.751	$1.397	$0.926	$1.599	$1.421	$1.171	$1.115
Accumulation Unit Value at end of period	$2.536	$2.615	$1.761	$1.651	$1.751	$1.397	$0.926	$1.599	$1.421	$1.171
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	2	1	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.313	$1.574	$1.492	$1.598	$1.289	$0.863	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.220	$2.313	$1.574	$1.492	$1.598	$1.289	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo Advantage VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.044	$14.143	$12.550	$13.689	$11.810	$7.458	$13.606	$13.859	$12.115	$10.827
Accumulation Unit Value at end of period	$16.567	$16.044	$14.143	$12.550	$13.689	$11.810	$7.458	$13.606	$13.859	$12.115
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.661	$13.060	$11.711	$12.910	$11.255	$7.183	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.981	$14.661	$13.060	$11.711	$12.910	$11.255	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-13

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Total Return Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.616	$1.675	$1.597	$1.492	$1.409	$1.273	$1.258	$1.198	$1.167	$1.158
Accumulation Unit Value at end of period	$1.687	$1.616	$1.675	$1.597	$1.492	$1.409	$1.273	$1.258	$1.198	$1.167
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	19	31	29	28
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.430	$1.498	$1.443	$1.362	$1.300	$1.187	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.477	$1.430	$1.498	$1.443	$1.362	$1.300	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-14

Hartford Life and Annuity Insurance Company

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.621	$1.353	$1.222	$1.213	$1.095	$0.850	$1.258	$1.193	$1.090	$1.028
Accumulation Unit Value at end of period	$1.759	$1.621	$1.353	$1.222	$1.213	$1.095	$0.850	$1.258	$1.193	$1.090
Number of Accumulation Units outstanding at end of period (in thousands)	17,157	22,308	28,658	37,618	47,740	51,227	60,255	74,717	84,580	94,434
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.469	$1.239	$1.131	$1.135	$1.035	$0.812	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.578	$1.469	$1.239	$1.131	$1.135	$1.035	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,333	1,376	1,417	1,106	659	200	—	—	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.213	$2.337	$1.998	$2.281	$1.981	$1.375	$2.557	$2.214	$1.921	$1.682
Accumulation Unit Value at end of period	$3.409	$3.213	$2.337	$1.998	$2.281	$1.981	$1.375	$2.557	$2.214	$1.921
Number of Accumulation Units outstanding at end of period (in thousands)	14,070	18,105	23,895	32,554	42,461	48,314	52,260	59,943	65,998	72,256
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.021	$2.221	$1.918	$2.213	$1.942	$1.363	$—	$—	$—	$—
Accumulation Unit Value at end of period	$3.171	$3.021	$2.221	$1.918	$2.213	$1.942	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,495	1,512	1,380	1,292	963	379	—	—	—	—
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.702	$1.268	$1.090	$1.090	$0.967	$0.779	$1.256	$1.172	$1.055	$1.001
Accumulation Unit Value at end of period	$1.955	$1.702	$1.268	$1.090	$1.090	$0.967	$0.779	$1.256	$1.172	$1.055
Number of Accumulation Units outstanding at end of period (in thousands)	7,020	8,991	11,798	16,672	21,577	23,476	26,381	28,795	30,396	32,017
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.674	$1.260	$1.095	$1.107	$0.992	$0.807	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.903	$1.674	$1.260	$1.095	$1.107	$0.992	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	412	352	365	551	326	141	—	—	—	—
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.362	$1.811	$1.613	$1.610	$1.439	$1.168	$1.748	$1.633	$1.373	$1.311
Accumulation Unit Value at end of period	$2.638	$2.362	$1.811	$1.613	$1.610	$1.439	$1.168	$1.748	$1.633	$1.373
Number of Accumulation Units outstanding at end of period (in thousands)	21,462	27,749	36,311	49,564	61,864	69,765	78,520	92,590	98,400	103,887
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.022	$1.567	$1.410	$1.423	$1.285	$1.053	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.235	$2.022	$1.567	$1.410	$1.423	$1.285	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,829	1,750	1,646	1,690	1,045	490	—	—	—	—

APP V-15

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.739	$1.290	$1.058	$1.243	$1.100	$0.820	$1.746	$1.412	$1.252	$1.234
Accumulation Unit Value at end of period	$1.836	$1.739	$1.290	$1.058	$1.243	$1.100	$0.820	$1.746	$1.412	$1.252
Number of Accumulation Units outstanding at end of period (in thousands)	4,478	5,046	6,756	9,013	11,681	12,909	14,994	16,655	18,736	19,780
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.278	$1.709	$1.415	$1.680	$1.503	$1.133	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.380	$2.278	$1.709	$1.415	$1.680	$1.503	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	183	159	104	195	128	78	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.506	$1.867	$1.489	$1.653	$1.422	$1.110	$2.067	$1.612	$1.456	$1.266
Accumulation Unit Value at end of period	$2.828	$2.506	$1.867	$1.489	$1.653	$1.422	$1.110	$2.067	$1.612	$1.456
Number of Accumulation Units outstanding at end of period (in thousands)	4,871	2,962	3,981	5,809	7,434	9,115	9,815	11,217	11,154	11,361
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.219	$1.671	$1.346	$1.510	$1.313	$1.036	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.477	$2.219	$1.671	$1.346	$1.510	$1.313	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	461	209	148	147	103	58	—	—	—	—
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.137	$2.756	$2.311	$2.154	$2.035	$1.677	$2.279	$2.172	$1.977	$1.778
Accumulation Unit Value at end of period	$5.210	$4.137	$2.756	$2.311	$2.154	$2.035	$1.677	$2.279	$2.172	$1.977
Number of Accumulation Units outstanding at end of period (in thousands)	274	337	480	719	968	1,132	1,457	1,983	2,213	2,373
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.613	$2.432	$2.061	$1.941	$1.853	$1.543	$—	$—	$—	$—
Accumulation Unit Value at end of period	$4.502	$3.613	$2.432	$2.061	$1.941	$1.853	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	35	83	15	—	—	—	—
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.160	$2.053	$1.816	$1.755	$1.528	$1.028	$1.390	$1.368	$1.245	$1.233
Accumulation Unit Value at end of period	$2.190	$2.160	$2.053	$1.816	$1.755	$1.528	$1.028	$1.390	$1.368	$1.245
Number of Accumulation Units outstanding at end of period (in thousands)	3,187	4,313	5,544	7,022	8,759	9,920	9,810	11,834	12,719	12,985
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.967	$1.890	$1.690	$1.650	$1.452	$0.987	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.974	$1.967	$1.890	$1.690	$1.650	$1.452	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	374	404	381	400	233	46	—	—	—	—

APP V-16

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.793	$1.492	$1.256	$1.477	$1.305	$0.989	$1.733	$1.375	$1.118	$0.987
Accumulation Unit Value at end of period	$1.704	$1.793	$1.492	$1.256	$1.477	$1.305	$0.989	$1.733	$1.375	$1.118
Number of Accumulation Units outstanding at end of period (in thousands)	9,909	11,995	15,424	22,049	28,210	17,829	19,988	21,775	23,766	24,135
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.657	$1.394	$1.185	$1.409	$1.258	$0.963	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.558	$1.657	$1.394	$1.185	$1.409	$1.258	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	778	763	765	966	586	160	—	—	—	—
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.744	$2.061	$1.668	$1.845	$1.497	$1.050	$1.777	$1.760	$1.511	$1.389
Accumulation Unit Value at end of period	$2.935	$2.744	$2.061	$1.668	$1.845	$1.497	$1.050	$1.777	$1.760	$1.511
Number of Accumulation Units outstanding at end of period (in thousands)	3,309	4,230	5,826	7,689	10,175	10,870	13,035	16,501	18,973	20,760
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.413	$1.831	$1.498	$1.675	$1.373	$0.973	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.554	$2.413	$1.831	$1.498	$1.675	$1.373	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	469	453	337	445	327	34	—	—	—	—
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.553	$1.789	$1.565	$1.638	$1.335	$1.044	$1.779	$1.575	$1.393	$1.164
Accumulation Unit Value at end of period	$2.703	$2.553	$1.789	$1.565	$1.638	$1.335	$1.044	$1.779	$1.575	$1.393
Number of Accumulation Units outstanding at end of period (in thousands)	1,000	1,220	1,534	1,990	2,668	3,534	3,767	4,439	4,946	4,721
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.596	$1.838	$1.625	$1.719	$1.416	$1.119	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.719	$2.596	$1.838	$1.625	$1.719	$1.416	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	161	185	148	124	99	37	—	—	—	—
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.930	$11.718	$10.230	$10.467	$8.414	$5.756	$10.253	$—	$—	$—
Accumulation Unit Value at end of period	$16.570	$15.930	$11.718	$10.230	$10.467	$8.414	$5.756	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	92	104	116	192	292	274	82	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.982	$11.138	$9.826	$10.160	$8.254	$5.706	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.422	$14.982	$11.138	$9.826	$10.160	$8.254	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	6	2	6	—	—	—	—	—

APP V-17

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.590	$1.809	$1.559	$1.554	$1.151	$0.860	$1.391	$1.433	$1.357	$1.236
Accumulation Unit Value at end of period	$2.710	$2.590	$1.809	$1.559	$1.554	$1.151	$0.860	$1.391	$1.433	$1.357
Number of Accumulation Units outstanding at end of period (in thousands)	2,965	3,720	4,960	7,151	9,864	11,052	12,216	13,519	14,110	15,350
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.294	$1.618	$1.409	$1.420	$1.063	$0.803	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.375	$2.294	$1.618	$1.409	$1.420	$1.063	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	429	463	356	517	327	52	—	—	—	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.453	$1.111	$0.983	$1.005	$0.886	$0.633	$1.126	$1.075	$0.949	$0.876
Accumulation Unit Value at end of period	$1.598	$1.453	$1.111	$0.983	$1.005	$0.886	$0.633	$1.126	$1.075	$0.949
Number of Accumulation Units outstanding at end of period (in thousands)	11,751	14,732	18,867	26,798	34,826	38,816	46,025	51,409	57,205	62,051
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.362	$1.053	$0.941	$0.972	$0.866	$0.625	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.483	$1.362	$1.053	$0.941	$0.972	$0.866	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	900	816	557	692	513	234	—	—	—	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.892	$1.941	$1.825	$1.726	$1.624	$1.428	$1.564	$1.512	$1.459	$1.441
Accumulation Unit Value at end of period	$1.981	$1.892	$1.941	$1.825	$1.726	$1.624	$1.428	$1.564	$1.512	$1.459
Number of Accumulation Units outstanding at end of period (in thousands)	13,931	17,025	22,666	28,857	36,254	38,193	39,538	44,725	42,149	42,811
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.628	$1.687	$1.604	$1.532	$1.457	$1.295	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.686	$1.628	$1.687	$1.604	$1.532	$1.457	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,045	1,053	902	797	703	325	—	—	—	—
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.239	$1.275	$1.243	$1.199	$1.169	$1.144	$1.164	$1.129	$1.098	$1.093
Accumulation Unit Value at end of period	$1.259	$1.239	$1.275	$1.243	$1.199	$1.169	$1.144	$1.164	$1.129	$1.098
Number of Accumulation Units outstanding at end of period (in thousands)	6,123	7,700	10,583	13,507	16,902	17,092	19,473	17,648	17,206	17,862
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.097	$1.141	$1.124	$1.096	$1.079	$1.067	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.103	$1.097	$1.141	$1.124	$1.096	$1.079	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	542	438	405	470	406	96	—	—	—	—

APP V-18

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.131	$1.144	$1.157	$1.171	$1.184	$1.197	$1.186	$1.143	$1.104	$1.086
Accumulation Unit Value at end of period	$1.119	$1.131	$1.144	$1.157	$1.171	$1.184	$1.197	$1.186	$1.143	$1.104
Number of Accumulation Units outstanding at end of period (in thousands)	3,367	5,067	6,306	9,752	11,297	15,601	27,448	13,203	9,711	6,775
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.025	$1.048	$1.071	$1.095	$1.119	$1.143	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.004	$1.025	$1.048	$1.071	$1.095	$1.119	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	204	271	250	179	662	806	—	—	—	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.963	$1.505	$1.301	$1.342	$1.184	$0.963	$1.477	$1.371	$1.138	$1.065
Accumulation Unit Value at end of period	$2.161	$1.963	$1.505	$1.301	$1.342	$1.184	$0.963	$1.477	$1.371	$1.138
Number of Accumulation Units outstanding at end of period (in thousands)	5,910	7,564	10,351	14,116	17,943	4,594	5,405	6,630	6,717	6,348
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.726	$1.337	$1.168	$1.218	$1.086	$0.893	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.880	$1.726	$1.337	$1.168	$1.218	$1.086	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	372	439	351	306	266	6	—	—	—	—
HIMCO VIT Index Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.578	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.709	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,682	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.477	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.596	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	250	—	—	—	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.934	$9.986	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.822	$9.934	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	160	94	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.873	$9.973	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.660	$9.873	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	4	—	—	—	—	—	—	—	—
(a) Inception date October 20, 2014.

APP V-19

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Discovery Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.934	$18.243	$15.674	$15.788	$11.783	$8.495	$15.444	$12.771	$11.269	$10.526
Accumulation Unit Value at end of period	$25.728	$25.934	$18.243	$15.674	$15.788	$11.783	$8.495	$15.444	$12.771	$11.269
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.699	$16.846	$14.627	$14.889	$11.229	$8.181	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.266	$23.699	$16.846	$14.627	$14.889	$11.229	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	5	—	—	—	—	—	—	—	—
Wells Fargo Advantage VT Index Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.766	$1.494	$1.337	$1.270	$1.134	$0.993	$1.418	$1.333	$1.202	$1.158
Accumulation Unit Value at end of period	$2.062	$1.766	$1.494	$1.337	$1.270	$1.134	$0.993	$1.418	$1.333	$1.202
Number of Accumulation Units outstanding at end of period (in thousands)	4	93	97	93	94	95	114	114	108	106
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.563	$1.335	$1.208	$1.159	$1.046	$0.926	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.805	$1.563	$1.335	$1.208	$1.159	$1.046	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	660	665	626	655	625	460	—	—	—	—
Wells Fargo Advantage VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.929	$11.789	$10.508	$12.206	$10.088	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.033	$13.929	$11.789	$10.508	$12.206	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	10	10	12	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.423	$11.481	$10.342	$12.139	$10.081	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.428	$13.423	$11.481	$10.342	$12.139	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	13	12	20	17	—	—	—	—	—
Wells Fargo Advantage VT Intrinsic Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.732	$1.344	$1.138	$1.177	$1.046	$0.905	$1.441	$1.418	$1.210	$1.162
Accumulation Unit Value at end of period	$1.888	$1.732	$1.344	$1.138	$1.177	$1.046	$0.905	$1.441	$1.418	$1.210
Number of Accumulation Units outstanding at end of period (in thousands)	12	21	22	48	54	57	59	64	69	71
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.532	$1.202	$1.028	$1.074	$0.965	$0.844	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.653	$1.532	$1.202	$1.028	$1.074	$0.965	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	530	577	300	185	209	66	—	—	—	—

APP V-20

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.401	$14.030	$11.788	$12.624	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.920	$19.401	$14.030	$11.788	$12.624	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	7	9	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.711	$13.673	$11.610	$12.564	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.011	$18.711	$13.673	$11.610	$12.564	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	36	16	16	18	—	—	—	—	—
Wells Fargo Advantage VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.527	$14.341	$12.558	$13.445	$10.990	$7.525	$12.707	$12.054	$10.866	$10.332
Accumulation Unit Value at end of period	$20.224	$18.527	$14.341	$12.558	$13.445	$10.990	$7.525	$12.707	$12.054	$10.866
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	2	2	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.930	$13.243	$11.719	$12.679	$10.473	$7.247	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.288	$16.930	$13.243	$11.719	$12.679	$10.473	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	—	—	—	—	—	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.615	$1.761	$1.651	$1.751	$1.397	$0.926	$1.599	$1.421	$1.171	$1.115
Accumulation Unit Value at end of period	$2.536	$2.615	$1.761	$1.651	$1.751	$1.397	$0.926	$1.599	$1.421	$1.171
Number of Accumulation Units outstanding at end of period (in thousands)	18	21	25	20	27	28	32	30	60	58
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.313	$1.574	$1.492	$1.598	$1.289	$0.863	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.220	$2.313	$1.574	$1.492	$1.598	$1.289	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	89	29	46	47	46	—	—	—	—
Wells Fargo Advantage VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.044	$14.143	$12.550	$13.689	$11.810	$7.458	$13.606	$13.859	$12.115	$10.827
Accumulation Unit Value at end of period	$16.567	$16.044	$14.143	$12.550	$13.689	$11.810	$7.458	$13.606	$13.859	$12.115
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	2	5	3	3	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.661	$13.060	$11.711	$12.910	$11.255	$7.183	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.981	$14.661	$13.060	$11.711	$12.910	$11.255	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-21

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Total Return Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.616	$1.675	$1.597	$1.492	$1.409	$1.273	$1.258	$1.198	$1.167	$1.158
Accumulation Unit Value at end of period	$1.687	$1.616	$1.675	$1.597	$1.492	$1.409	$1.273	$1.258	$1.198	$1.167
Number of Accumulation Units outstanding at end of period (in thousands)	64	81	92	96	411	102	139	208	274	254
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.430	$1.498	$1.443	$1.362	$1.300	$1.187	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.477	$1.430	$1.498	$1.443	$1.362	$1.300	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	124	108	99	190	171	163	—	—	—	—

To obtain a Statement of Additional Information, please
complete the form below and mail to:
Hartford Life Insurance Company/Hartford Life and
Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a Statement of Additional Information to me at the following address:

Name

Address

City/State	Zip Code
Contract Name
Issue Date

Statement of Additional Information
Hartford Life and Annuity Insurance Company
Separate Account One
The Director Series VIII/VIIIR
Wells Fargo Director Series II/IIR
Director Preferred Series II/IIR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 1, 2015
Date of Statement of Additional Information: May 1, 2015

2	Hartford Life and Annuity Insurance Company

General Information
Safekeeping of Assets
Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. (“HSD”). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.
Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2014: $12,855,688; 2013: $9,458,305; and 2012: $7,310,388.
OPERATIONAL RISKS
An investment in a Contract, Separate Account, or Fund can involve operational and information security risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  While we seek to minimize such events through controls and oversight, there may still be failures that could adversely affect us and your Contract’s Value. In addition, as the use of technology increases, we, a Contract, a Separate Account, or Fund may be more susceptible to operational risks through breaches in cybersecurity.  A breach in cybersecurity refers to both intentional and unintentional events that may cause us, a Contract, a Separate Account, or Fund to lose proprietary information, suffer data corruption, or operational capacity, and as a result, may incur regulatory penalties, reputational damage, and additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Fund’s third party service providers or issuers of securities in which the underlying Funds invest may also subject a Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.
The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.

Hartford Life and Annuity Insurance Company	3

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Nonstandardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula Hartford uses to calculate yield is: YIELD = 2[(a − b/cd +1)6 − 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A − B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] − 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4	Hartford Life and Annuity Insurance Company

Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

Hartford Life and Annuity Insurance Company	5

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.621	$1.353	$1.222	$1.213	$1.095	$0.850	$1.258	$1.193	$1.090	$1.028
Accumulation Unit Value at end of period	$1.759	$1.621	$1.353	$1.222	$1.213	$1.095	$0.850	$1.258	$1.193	$1.090
Number of Accumulation Units outstanding at end of period (in thousands)	17,157	22,308	28,658	37,618	47,740	51,227	60,255	74,717	84,580	94,434
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.584	$1.325	$1.199	$1.193	$1.078	$0.839	$1.244	$1.182	$1.083	$1.023
Accumulation Unit Value at end of period	$1.716	$1.584	$1.325	$1.199	$1.193	$1.078	$0.839	$1.244	$1.182	$1.083
Number of Accumulation Units outstanding at end of period (in thousands)	367	568	1,169	1,636	2,213	2,029	2,296	2,402	2,570	2,618
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$6.890	$5.768	$5.224	$5.204	$4.709	$3.667	$5.442	$5.178	$4.746	$4.490
Accumulation Unit Value at end of period	$7.456	$6.890	$5.768	$5.224	$5.204	$4.709	$3.667	$5.442	$5.178	$4.746
Number of Accumulation Units outstanding at end of period (in thousands)	2,516	2,750	3,117	3,684	4,309	4,740	6,303	7,310	8,240	9,007
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.603	$1.343	$1.217	$1.213	$1.098	$0.855	$1.270	$1.209	$1.109	$1.050
Accumulation Unit Value at end of period	$1.734	$1.603	$1.343	$1.217	$1.213	$1.098	$0.855	$1.270	$1.209	$1.109
Number of Accumulation Units outstanding at end of period (in thousands)	9,682	13,354	18,835	23,875	33,440	44,174	57,842	78,338	101,623	144,319
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.569	$1.316	$1.195	$1.192	$1.081	$0.844	$1.255	$1.196	$1.098	$1.041
Accumulation Unit Value at end of period	$1.695	$1.569	$1.316	$1.195	$1.192	$1.081	$0.844	$1.255	$1.196	$1.098
Number of Accumulation Units outstanding at end of period (in thousands)	10,580	15,045	21,186	29,932	43,038	51,081	59,052	66,477	72,227	77,298
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.569	$1.316	$1.195	$1.192	$1.081	$0.844	$1.255	$1.196	$1.098	$1.041
Accumulation Unit Value at end of period	$1.695	$1.569	$1.316	$1.195	$1.192	$1.081	$0.844	$1.255	$1.196	$1.098
Number of Accumulation Units outstanding at end of period (in thousands)	10,580	15,045	21,186	29,932	43,038	51,081	59,052	66,477	72,227	77,298
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$6.588	$5.535	$5.030	$5.028	$4.566	$3.568	$5.314	$5.074	$4.667	$4.431
Accumulation Unit Value at end of period	$7.104	$6.588	$5.535	$5.030	$5.028	$4.566	$3.568	$5.314	$5.074	$4.667
Number of Accumulation Units outstanding at end of period (in thousands)	411	556	671	921	1,333	1,524	1,700	2,172	2,555	2,668
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.522	$1.280	$1.164	$1.165	$1.059	$0.828	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.639	$1.522	$1.280	$1.164	$1.165	$1.059	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12,146	12,702	12,018	13,421	13,479	5,207	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$6.476	$5.449	$4.960	$4.965	$4.515	$3.534	$5.271	$5.040	$4.643	$4.415
Accumulation Unit Value at end of period	$6.973	$6.476	$5.449	$4.960	$4.965	$4.515	$3.534	$5.271	$5.040	$4.643
Number of Accumulation Units outstanding at end of period (in thousands)	409	520	679	952	1,371	1,488	1,701	2,045	2,421	2,661
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.469	$1.239	$1.131	$1.135	$1.035	$0.812	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.578	$1.469	$1.239	$1.131	$1.135	$1.035	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,333	1,376	1,417	1,106	659	200	—	—	—	—

6	Hartford Life and Annuity Insurance Company

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.213	$2.337	$1.998	$2.281	$1.981	$1.375	$2.557	$2.214	$1.921	$1.682
Accumulation Unit Value at end of period	$3.409	$3.213	$2.337	$1.998	$2.281	$1.981	$1.375	$2.557	$2.214	$1.921
Number of Accumulation Units outstanding at end of period (in thousands)	14,070	18,105	23,895	32,554	42,461	48,314	52,260	59,943	65,998	72,256
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$3.141	$2.289	$1.960	$2.243	$1.951	$1.358	$2.530	$2.195	$1.908	$1.673
Accumulation Unit Value at end of period	$3.325	$3.141	$2.289	$1.960	$2.243	$1.951	$1.358	$2.530	$2.195	$1.908
Number of Accumulation Units outstanding at end of period (in thousands)	437	574	776	1,228	1,407	1,483	1,617	1,538	1,626	1,728
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.700	$13.642	$11.696	$13.395	$11.666	$8.125	$15.154	$13.160	$11.450	$10.054
Accumulation Unit Value at end of period	$19.778	$18.700	$13.642	$11.696	$13.395	$11.666	$8.125	$15.154	$13.160	$11.450
Number of Accumulation Units outstanding at end of period (in thousands)	1,548	1,719	2,051	2,603	3,423	3,960	4,748	5,817	6,387	6,833
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.296	$2.406	$2.064	$2.365	$2.060	$1.436	$2.679	$2.328	$2.026	$1.780
Accumulation Unit Value at end of period	$3.485	$3.296	$2.406	$2.064	$2.365	$2.060	$1.436	$2.679	$2.328	$2.026
Number of Accumulation Units outstanding at end of period (in thousands)	7,520	9,925	15,121	21,166	31,104	43,674	54,706	71,048	89,312	112,664
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$3.227	$2.359	$2.026	$2.325	$2.029	$1.416	$2.646	$2.303	$2.008	$1.766
Accumulation Unit Value at end of period	$3.406	$3.227	$2.359	$2.026	$2.325	$2.029	$1.416	$2.646	$2.303	$2.008
Number of Accumulation Units outstanding at end of period (in thousands)	10,858	15,258	22,024	32,959	48,310	61,893	70,952	75,289	84,461	91,021
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.227	$2.359	$2.026	$2.325	$2.029	$1.416	$2.646	$2.303	$2.008	$1.766
Accumulation Unit Value at end of period	$3.406	$3.227	$2.359	$2.026	$2.325	$2.029	$1.416	$2.646	$2.303	$2.008
Number of Accumulation Units outstanding at end of period (in thousands)	10,858	15,258	22,024	32,959	48,310	61,893	70,952	75,289	84,461	91,021
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.881	$13.090	$11.262	$12.943	$11.311	$7.906	$14.797	$12.896	$11.259	$9.921
Accumulation Unit Value at end of period	$18.845	$17.881	$13.090	$11.262	$12.943	$11.311	$7.906	$14.797	$12.896	$11.259
Number of Accumulation Units outstanding at end of period (in thousands)	215	290	398	533	797	1,079	1,232	1,506	1,904	2,064
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.129	$2.293	$1.975	$2.272	$1.987	$1.390	$—	$—	$—	$—
Accumulation Unit Value at end of period	$3.294	$3.129	$2.293	$1.975	$2.272	$1.987	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15,053	17,385	18,099	19,687	20,840	10,115	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.577	$12.887	$11.104	$12.781	$11.186	$7.830	$14.677	$12.810	$11.202	$9.885
Accumulation Unit Value at end of period	$18.497	$17.577	$12.887	$11.104	$12.781	$11.186	$7.830	$14.677	$12.810	$11.202
Number of Accumulation Units outstanding at end of period (in thousands)	312	386	547	829	1,110	1,364	1,524	1,707	1,922	2,138
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.021	$2.221	$1.918	$2.213	$1.942	$1.363	$—	$—	$—	$—
Accumulation Unit Value at end of period	$3.171	$3.021	$2.221	$1.918	$2.213	$1.942	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,495	1,512	1,380	1,292	963	379	—	—	—	—

Hartford Life and Annuity Insurance Company	7

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.702	$1.268	$1.090	$1.090	$0.967	$0.779	$1.256	$1.172	$1.055	$1.001
Accumulation Unit Value at end of period	$1.955	$1.702	$1.268	$1.090	$1.090	$0.967	$0.779	$1.256	$1.172	$1.055
Number of Accumulation Units outstanding at end of period (in thousands)	7,020	8,991	11,798	16,672	21,577	23,476	26,381	28,795	30,396	32,017
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.664	$1.242	$1.070	$1.072	$0.953	$0.769	$1.242	$1.162	$1.047	$0.996
Accumulation Unit Value at end of period	$1.907	$1.664	$1.242	$1.070	$1.072	$0.953	$0.769	$1.242	$1.162	$1.047
Number of Accumulation Units outstanding at end of period (in thousands)	889	1,352	2,129	3,216	3,848	4,102	4,483	4,815	4,768	4,495
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.003	$1.497	$1.291	$1.295	$1.152	$0.930	$1.505	$1.409	$1.271	$1.210
Accumulation Unit Value at end of period	$2.294	$2.003	$1.497	$1.291	$1.295	$1.152	$0.930	$1.505	$1.409	$1.271
Number of Accumulation Units outstanding at end of period (in thousands)	1,963	2,139	2,507	2,998	3,728	4,450	5,542	6,844	7,425	7,789
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.827	$1.365	$1.178	$1.183	$1.053	$0.850	$1.376	$1.289	$1.164	$1.109
Accumulation Unit Value at end of period	$2.091	$1.827	$1.365	$1.178	$1.183	$1.053	$0.850	$1.376	$1.289	$1.164
Number of Accumulation Units outstanding at end of period (in thousands)	2,260	3,168	4,588	6,493	9,914	12,879	16,222	19,282	22,373	26,790
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.788	$1.339	$1.157	$1.163	$1.037	$0.839	$1.359	$1.275	$1.153	$1.100
Accumulation Unit Value at end of period	$2.044	$1.788	$1.339	$1.157	$1.163	$1.037	$0.839	$1.359	$1.275	$1.153
Number of Accumulation Units outstanding at end of period (in thousands)	6,844	9,782	15,132	23,037	33,845	41,349	46,491	50,555	52,393	53,148
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.788	$1.339	$1.157	$1.163	$1.037	$0.839	$1.359	$1.275	$1.153	$1.100
Accumulation Unit Value at end of period	$2.044	$1.788	$1.339	$1.157	$1.163	$1.037	$0.839	$1.359	$1.275	$1.153
Number of Accumulation Units outstanding at end of period (in thousands)	6,844	9,782	15,132	23,037	33,845	41,349	46,491	50,555	52,393	53,148
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.916	$1.436	$1.243	$1.251	$1.117	$0.905	$1.469	$1.381	$1.250	$1.194
Accumulation Unit Value at end of period	$2.186	$1.916	$1.436	$1.243	$1.251	$1.117	$0.905	$1.469	$1.381	$1.250
Number of Accumulation Units outstanding at end of period (in thousands)	338	400	549	782	1,162	1,498	1,685	2,324	2,847	2,930
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.354	$12.272	$10.633	$10.714	$9.574	$7.766	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.642	$16.354	$12.272	$10.633	$10.714	$9.574	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	715	701	681	862	790	325	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.883	$1.414	$1.226	$1.236	$1.105	$0.897	$1.457	$1.372	$1.244	$1.190
Accumulation Unit Value at end of period	$2.146	$1.883	$1.414	$1.226	$1.236	$1.105	$0.897	$1.457	$1.372	$1.244
Number of Accumulation Units outstanding at end of period (in thousands)	1,087	1,356	1,944	2,814	4,028	4,479	4,830	5,480	5,815	5,988
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.674	$1.260	$1.095	$1.107	$0.992	$0.807	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.903	$1.674	$1.260	$1.095	$1.107	$0.992	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	412	352	365	551	326	141	—	—	—	—

8	Hartford Life and Annuity Insurance Company

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.362	$1.811	$1.613	$1.610	$1.439	$1.168	$1.748	$1.633	$1.373	$1.311
Accumulation Unit Value at end of period	$2.638	$2.362	$1.811	$1.613	$1.610	$1.439	$1.168	$1.748	$1.633	$1.373
Number of Accumulation Units outstanding at end of period (in thousands)	21,462	27,749	36,311	49,564	61,864	69,765	78,520	92,590	98,400	103,887
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.309	$1.774	$1.583	$1.584	$1.418	$1.153	$1.729	$1.619	$1.363	$1.304
Accumulation Unit Value at end of period	$2.573	$2.309	$1.774	$1.583	$1.584	$1.418	$1.153	$1.729	$1.619	$1.363
Number of Accumulation Units outstanding at end of period (in thousands)	918	1,298	1,944	3,127	3,692	3,939	4,458	4,890	5,004	5,134
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$5.471	$4.208	$3.758	$3.764	$3.373	$2.745	$4.122	$3.863	$3.257	$3.118
Accumulation Unit Value at end of period	$6.091	$5.471	$4.208	$3.758	$3.764	$3.373	$2.745	$4.122	$3.863	$3.257
Number of Accumulation Units outstanding at end of period (in thousands)	4,096	4,589	5,412	6,709	7,773	8,729	10,678	12,685	13,689	13,981
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.207	$1.698	$1.517	$1.520	$1.363	$1.110	$1.667	$1.564	$1.319	$1.263
Accumulation Unit Value at end of period	$2.455	$2.207	$1.698	$1.517	$1.520	$1.363	$1.110	$1.667	$1.564	$1.319
Number of Accumulation Units outstanding at end of period (in thousands)	9,070	11,974	17,734	24,723	35,244	48,321	60,344	79,874	94,746	114,264
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.160	$1.664	$1.490	$1.495	$1.342	$1.095	$1.647	$1.547	$1.306	$1.253
Accumulation Unit Value at end of period	$2.400	$2.160	$1.664	$1.490	$1.495	$1.342	$1.095	$1.647	$1.547	$1.306
Number of Accumulation Units outstanding at end of period (in thousands)	14,978	21,133	32,068	46,957	66,956	82,112	93,125	103,592	113,106	118,012
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.160	$1.664	$1.490	$1.495	$1.342	$1.095	$1.647	$1.547	$1.306	$1.253
Accumulation Unit Value at end of period	$2.400	$2.160	$1.664	$1.490	$1.495	$1.342	$1.095	$1.647	$1.547	$1.306
Number of Accumulation Units outstanding at end of period (in thousands)	14,978	21,133	32,068	46,957	66,956	82,112	93,125	103,592	113,106	118,012
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$5.231	$4.037	$3.619	$3.637	$3.271	$2.671	$4.025	$3.786	$3.202	$3.077
Accumulation Unit Value at end of period	$5.804	$5.231	$4.037	$3.619	$3.637	$3.271	$2.671	$4.025	$3.786	$3.202
Number of Accumulation Units outstanding at end of period (in thousands)	630	883	1,064	1,436	2,210	2,715	3,113	3,866	4,464	4,498
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.094	$1.618	$1.452	$1.460	$1.315	$1.075	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.321	$2.094	$1.618	$1.452	$1.460	$1.315	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17,031	19,075	18,929	21,626	19,896	9,321	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$5.142	$3.975	$3.568	$3.591	$3.234	$2.645	$3.992	$3.761	$3.186	$3.066
Accumulation Unit Value at end of period	$5.697	$5.142	$3.975	$3.568	$3.591	$3.234	$2.645	$3.992	$3.761	$3.186
Number of Accumulation Units outstanding at end of period (in thousands)	1,023	1,265	1,718	2,652	3,399	4,064	4,466	4,973	5,401	5,724
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.022	$1.567	$1.410	$1.423	$1.285	$1.053	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.235	$2.022	$1.567	$1.410	$1.423	$1.285	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,829	1,750	1,646	1,690	1,045	490	—	—	—	—

Hartford Life and Annuity Insurance Company	9

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.739	$1.290	$1.058	$1.243	$1.100	$0.820	$1.746	$1.412	$1.252	$1.234
Accumulation Unit Value at end of period	$1.836	$1.739	$1.290	$1.058	$1.243	$1.100	$0.820	$1.746	$1.412	$1.252
Number of Accumulation Units outstanding at end of period (in thousands)	4,478	5,046	6,756	9,013	11,681	12,909	14,994	16,655	18,736	19,780
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.700	$1.264	$1.038	$1.222	$1.084	$0.810	$1.727	$1.400	$1.243	$1.228
Accumulation Unit Value at end of period	$1.791	$1.700	$1.264	$1.038	$1.222	$1.084	$0.810	$1.727	$1.400	$1.243
Number of Accumulation Units outstanding at end of period (in thousands)	306	374	538	783	877	978	1,117	1,100	1,207	1,207
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.517	$1.873	$1.540	$1.815	$1.612	$1.205	$2.573	$2.087	$1.855	$1.835
Accumulation Unit Value at end of period	$2.649	$2.517	$1.873	$1.540	$1.815	$1.612	$1.205	$2.573	$2.087	$1.855
Number of Accumulation Units outstanding at end of period (in thousands)	1,589	1,555	1,808	2,501	3,126	3,418	4,208	4,524	4,917	5,314
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.486	$1.851	$1.523	$1.795	$1.595	$1.194	$2.549	$2.069	$1.840	$1.821
Accumulation Unit Value at end of period	$2.615	$2.486	$1.851	$1.523	$1.795	$1.595	$1.194	$2.549	$2.069	$1.840
Number of Accumulation Units outstanding at end of period (in thousands)	1,212	1,231	1,888	2,626	4,214	5,579	6,965	8,544	11,173	13,638
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.433	$1.815	$1.495	$1.765	$1.571	$1.177	$2.518	$2.047	$1.823	$1.806
Accumulation Unit Value at end of period	$2.556	$2.433	$1.815	$1.495	$1.765	$1.571	$1.177	$2.518	$2.047	$1.823
Number of Accumulation Units outstanding at end of period (in thousands)	3,103	3,909	5,938	8,822	12,437	15,308	17,706	17,860	20,145	21,502
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.433	$1.815	$1.495	$1.765	$1.571	$1.177	$2.518	$2.047	$1.823	$1.806
Accumulation Unit Value at end of period	$2.556	$2.433	$1.815	$1.495	$1.765	$1.571	$1.177	$2.518	$2.047	$1.823
Number of Accumulation Units outstanding at end of period (in thousands)	3,103	3,909	5,938	8,822	12,437	15,308	17,706	17,860	20,145	21,502
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.406	$1.797	$1.483	$1.753	$1.563	$1.173	$2.512	$2.045	$1.824	$1.811
Accumulation Unit Value at end of period	$2.524	$2.406	$1.797	$1.483	$1.753	$1.563	$1.173	$2.512	$2.045	$1.824
Number of Accumulation Units outstanding at end of period (in thousands)	233	181	238	316	419	506	662	928	1,146	1,211
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.523	$10.112	$8.351	$9.884	$8.817	$6.625	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.169	$13.523	$10.112	$8.351	$9.884	$8.817	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	479	484	539	625	605	259	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.365	$1.770	$1.462	$1.731	$1.545	$1.162	$2.492	$2.032	$1.815	$1.804
Accumulation Unit Value at end of period	$2.477	$2.365	$1.770	$1.462	$1.731	$1.545	$1.162	$2.492	$2.032	$1.815
Number of Accumulation Units outstanding at end of period (in thousands)	532	499	765	1,119	1,488	1,776	2,045	1,895	2,072	2,132
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.278	$1.709	$1.415	$1.680	$1.503	$1.133	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.380	$2.278	$1.709	$1.415	$1.680	$1.503	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	183	159	104	195	128	78	—	—	—	—

10	Hartford Life and Annuity Insurance Company

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.506	$1.867	$1.489	$1.653	$1.422	$1.110	$2.067	$1.612	$1.456	$1.266
Accumulation Unit Value at end of period	$2.828	$2.506	$1.867	$1.489	$1.653	$1.422	$1.110	$2.067	$1.612	$1.456
Number of Accumulation Units outstanding at end of period (in thousands)	4,871	2,962	3,981	5,809	7,434	9,115	9,815	11,217	11,154	11,361
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.449	$1.829	$1.461	$1.625	$1.401	$1.096	$2.044	$1.598	$1.446	$1.260
Accumulation Unit Value at end of period	$2.758	$2.449	$1.829	$1.461	$1.625	$1.401	$1.096	$2.044	$1.598	$1.446
Number of Accumulation Units outstanding at end of period (in thousands)	266	192	213	360	651	727	820	947	950	893
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.420	$1.808	$1.446	$1.610	$1.390	$1.088	$2.032	$1.590	$1.440	$1.256
Accumulation Unit Value at end of period	$2.722	$2.420	$1.808	$1.446	$1.610	$1.390	$1.088	$2.032	$1.590	$1.440
Number of Accumulation Units outstanding at end of period (in thousands)	1,304	858	1,120	1,435	1,660	1,929	2,271	3,114	3,099	2,908
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.406	$1.799	$1.439	$1.603	$1.384	$1.084	$2.026	$1.586	$1.437	$1.254
Accumulation Unit Value at end of period	$2.705	$2.406	$1.799	$1.439	$1.603	$1.384	$1.084	$2.026	$1.586	$1.437
Number of Accumulation Units outstanding at end of period (in thousands)	2,744	1,645	2,198	3,248	5,173	7,574	9,413	11,870	13,070	15,600
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.364	$1.770	$1.419	$1.583	$1.369	$1.074	$2.009	$1.575	$1.429	$1.249
Accumulation Unit Value at end of period	$2.654	$2.364	$1.770	$1.419	$1.583	$1.369	$1.074	$2.009	$1.575	$1.429
Number of Accumulation Units outstanding at end of period (in thousands)	3,661	2,763	4,358	6,431	9,328	12,001	13,894	16,215	16,509	16,062
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.364	$1.770	$1.419	$1.583	$1.369	$1.074	$2.009	$1.575	$1.429	$1.249
Accumulation Unit Value at end of period	$2.654	$2.364	$1.770	$1.419	$1.583	$1.369	$1.074	$2.009	$1.575	$1.429
Number of Accumulation Units outstanding at end of period (in thousands)	3,661	2,763	4,358	6,431	9,328	12,001	13,894	16,215	16,509	16,062
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.324	$1.743	$1.399	$1.563	$1.354	$1.063	$1.993	$1.565	$1.422	$1.245
Accumulation Unit Value at end of period	$2.605	$2.324	$1.743	$1.399	$1.563	$1.354	$1.063	$1.993	$1.565	$1.422
Number of Accumulation Units outstanding at end of period (in thousands)	281	201	366	499	864	1,232	1,353	1,904	1,893	2,193
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.688	$17.785	$14.288	$15.980	$13.853	$10.894	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.529	$23.688	$17.785	$14.288	$15.980	$13.853	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	413	303	298	346	293	87	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.284	$1.716	$1.379	$1.543	$1.339	$1.053	$1.977	$1.555	$1.415	$1.240
Accumulation Unit Value at end of period	$2.557	$2.284	$1.716	$1.379	$1.543	$1.339	$1.053	$1.977	$1.555	$1.415
Number of Accumulation Units outstanding at end of period (in thousands)	599	392	656	863	1,159	1,328	1,242	1,378	1,640	1,538
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.219	$1.671	$1.346	$1.510	$1.313	$1.036	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.477	$2.219	$1.671	$1.346	$1.510	$1.313	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	461	209	148	147	103	58	—	—	—	—

Hartford Life and Annuity Insurance Company	11

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.137	$2.756	$2.311	$2.154	$2.035	$1.677	$2.279	$2.172	$1.977	$1.778
Accumulation Unit Value at end of period	$5.210	$4.137	$2.756	$2.311	$2.154	$2.035	$1.677	$2.279	$2.172	$1.977
Number of Accumulation Units outstanding at end of period (in thousands)	274	337	480	719	968	1,132	1,457	1,983	2,213	2,373
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$4.044	$2.699	$2.268	$2.118	$2.005	$1.656	$2.255	$2.153	$1.963	$1.770
Accumulation Unit Value at end of period	$5.083	$4.044	$2.699	$2.268	$2.118	$2.005	$1.656	$2.255	$2.153	$1.963
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	3	3	3	3	3	3	3
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$3.971	$2.654	$2.232	$2.086	$1.976	$1.634	$2.227	$2.130	$1.943	$1.754
Accumulation Unit Value at end of period	$4.986	$3.971	$2.654	$2.232	$2.086	$1.976	$1.634	$2.227	$2.130	$1.943
Number of Accumulation Units outstanding at end of period (in thousands)	354	422	517	701	903	1,109	1,386	1,806	2,170	2,348
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.938	$2.633	$2.216	$2.072	$1.964	$1.625	$2.216	$2.119	$1.935	$1.747
Accumulation Unit Value at end of period	$4.943	$3.938	$2.633	$2.216	$2.072	$1.964	$1.625	$2.216	$2.119	$1.935
Number of Accumulation Units outstanding at end of period (in thousands)	247	312	470	680	1,056	1,626	2,260	3,427	4,231	4,994
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$3.858	$2.583	$2.177	$2.039	$1.936	$1.604	$2.190	$2.098	$1.918	$1.735
Accumulation Unit Value at end of period	$4.835	$3.858	$2.583	$2.177	$2.039	$1.936	$1.604	$2.190	$2.098	$1.918
Number of Accumulation Units outstanding at end of period (in thousands)	79	115	199	321	428	602	790	995	1,148	1,237
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.858	$2.583	$2.177	$2.039	$1.936	$1.604	$2.190	$2.098	$1.918	$1.735
Accumulation Unit Value at end of period	$4.835	$3.858	$2.583	$2.177	$2.039	$1.936	$1.604	$2.190	$2.098	$1.918
Number of Accumulation Units outstanding at end of period (in thousands)	79	115	199	321	428	602	790	995	1,148	1,237
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.803	$2.550	$2.152	$2.019	$1.919	$1.592	$2.178	$2.090	$1.914	$1.733
Accumulation Unit Value at end of period	$4.758	$3.803	$2.550	$2.152	$2.019	$1.919	$1.592	$2.178	$2.090	$1.914
Number of Accumulation Units outstanding at end of period (in thousands)	82	100	111	140	206	302	371	539	706	748
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.741	$2.511	$2.122	$1.992	$1.896	$1.574	$—	$—	$—	$—
Accumulation Unit Value at end of period	$4.676	$3.741	$2.511	$2.122	$1.992	$1.896	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	282	321	335	375	404	164	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.738	$2.510	$2.122	$1.994	$1.898	$1.577	$2.161	$2.076	$1.904	$1.727
Accumulation Unit Value at end of period	$4.670	$3.738	$2.510	$2.122	$1.994	$1.898	$1.577	$2.161	$2.076	$1.904
Number of Accumulation Units outstanding at end of period (in thousands)	65	67	77	89	110	177	219	380	492	516
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.613	$2.432	$2.061	$1.941	$1.853	$1.543	$—	$—	$—	$—
Accumulation Unit Value at end of period	$4.502	$3.613	$2.432	$2.061	$1.941	$1.853	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	35	83	15	—	—	—	—

12	Hartford Life and Annuity Insurance Company

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.160	$2.053	$1.816	$1.755	$1.528	$1.028	$1.390	$1.368	$1.245	$1.233
Accumulation Unit Value at end of period	$2.190	$2.160	$2.053	$1.816	$1.755	$1.528	$1.028	$1.390	$1.368	$1.245
Number of Accumulation Units outstanding at end of period (in thousands)	3,187	4,313	5,544	7,022	8,759	9,920	9,810	11,834	12,719	12,985
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.111	$2.010	$1.782	$1.726	$1.506	$1.014	$1.375	$1.356	$1.236	$1.227
Accumulation Unit Value at end of period	$2.136	$2.111	$2.010	$1.782	$1.726	$1.506	$1.014	$1.375	$1.356	$1.236
Number of Accumulation Units outstanding at end of period (in thousands)	202	209	279	558	582	474	385	487	417	406
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.173	$2.072	$1.839	$1.782	$1.557	$1.050	$1.424	$1.406	$1.283	$1.275
Accumulation Unit Value at end of period	$2.197	$2.173	$2.072	$1.839	$1.782	$1.557	$1.050	$1.424	$1.406	$1.283
Number of Accumulation Units outstanding at end of period (in thousands)	1,564	1,670	1,986	2,219	2,219	2,489	2,337	2,856	2,876	3,117
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.147	$2.047	$1.818	$1.763	$1.541	$1.039	$1.411	$1.394	$1.273	$1.265
Accumulation Unit Value at end of period	$2.169	$2.147	$2.047	$1.818	$1.763	$1.541	$1.039	$1.411	$1.394	$1.273
Number of Accumulation Units outstanding at end of period (in thousands)	2,117	3,109	4,331	6,125	8,853	12,239	11,725	15,673	18,413	19,647
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.101	$2.007	$1.785	$1.733	$1.517	$1.025	$1.394	$1.379	$1.261	$1.255
Accumulation Unit Value at end of period	$2.120	$2.101	$2.007	$1.785	$1.733	$1.517	$1.025	$1.394	$1.379	$1.261
Number of Accumulation Units outstanding at end of period (in thousands)	2,198	3,435	5,128	7,351	10,398	11,733	10,123	9,741	10,636	11,203
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.101	$2.007	$1.785	$1.733	$1.517	$1.025	$1.394	$1.379	$1.261	$1.255
Accumulation Unit Value at end of period	$2.120	$2.101	$2.007	$1.785	$1.733	$1.517	$1.025	$1.394	$1.379	$1.261
Number of Accumulation Units outstanding at end of period (in thousands)	2,198	3,435	5,128	7,351	10,398	11,733	10,123	9,741	10,636	11,203
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.078	$1.988	$1.770	$1.722	$1.509	$1.021	$1.391	$1.378	$1.262	$1.258
Accumulation Unit Value at end of period	$2.093	$2.078	$1.988	$1.770	$1.722	$1.509	$1.021	$1.391	$1.378	$1.262
Number of Accumulation Units outstanding at end of period (in thousands)	456	526	559	721	1,345	1,470	1,555	1,816	1,905	2,162
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.727	$16.975	$15.135	$14.733	$12.928	$8.757	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.841	$17.727	$16.975	$15.135	$14.733	$12.928	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	336	382	389	440	401	178	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.043	$1.957	$1.746	$1.700	$1.493	$1.012	$1.380	$1.369	$1.255	$1.253
Accumulation Unit Value at end of period	$2.055	$2.043	$1.957	$1.746	$1.700	$1.493	$1.012	$1.380	$1.369	$1.255
Number of Accumulation Units outstanding at end of period (in thousands)	341	379	516	792	1,062	1,267	993	1,341	1,534	1,779
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.967	$1.890	$1.690	$1.650	$1.452	$0.987	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.974	$1.967	$1.890	$1.690	$1.650	$1.452	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	374	404	381	400	233	46	—	—	—	—

Hartford Life and Annuity Insurance Company	13

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.793	$1.492	$1.256	$1.477	$1.305	$0.989	$1.733	$1.375	$1.118	$0.987
Accumulation Unit Value at end of period	$1.704	$1.793	$1.492	$1.256	$1.477	$1.305	$0.989	$1.733	$1.375	$1.118
Number of Accumulation Units outstanding at end of period (in thousands)	9,909	11,995	15,424	22,049	28,210	17,829	19,988	21,775	23,766	24,135
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.753	$1.462	$1.233	$1.452	$1.286	$0.977	$1.714	$1.363	$1.110	$0.982
Accumulation Unit Value at end of period	$1.662	$1.753	$1.462	$1.233	$1.452	$1.286	$0.977	$1.714	$1.363	$1.110
Number of Accumulation Units outstanding at end of period (in thousands)	1,171	1,574	2,349	3,491	3,671	2,190	2,614	2,649	2,959	3,005
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$3.249	$2.712	$2.289	$2.700	$2.392	$1.819	$3.195	$2.544	$2.074	$1.836
Accumulation Unit Value at end of period	$3.078	$3.249	$2.712	$2.289	$2.700	$2.392	$1.819	$3.195	$2.544	$2.074
Number of Accumulation Units outstanding at end of period (in thousands)	1,659	1,807	2,145	2,814	3,532	2,304	2,674	3,401	3,734	3,535
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.808	$1.510	$1.275	$1.505	$1.334	$1.015	$1.784	$1.421	$1.159	$1.027
Accumulation Unit Value at end of period	$1.712	$1.808	$1.510	$1.275	$1.505	$1.334	$1.015	$1.784	$1.421	$1.159
Number of Accumulation Units outstanding at end of period (in thousands)	3,156	4,031	5,862	8,404	12,719	10,470	12,954	15,019	17,722	18,591
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.770	$1.480	$1.252	$1.480	$1.314	$1.001	$1.762	$1.406	$1.148	$1.019
Accumulation Unit Value at end of period	$1.674	$1.770	$1.480	$1.252	$1.480	$1.314	$1.001	$1.762	$1.406	$1.148
Number of Accumulation Units outstanding at end of period (in thousands)	10,626	14,022	21,602	31,661	41,832	33,082	39,914	42,294	49,294	52,285
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.770	$1.480	$1.252	$1.480	$1.314	$1.001	$1.762	$1.406	$1.148	$1.019
Accumulation Unit Value at end of period	$1.674	$1.770	$1.480	$1.252	$1.480	$1.314	$1.001	$1.762	$1.406	$1.148
Number of Accumulation Units outstanding at end of period (in thousands)	10,626	14,022	21,602	31,661	41,832	33,082	39,914	42,294	49,294	52,285
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.106	$2.602	$2.204	$2.608	$2.320	$1.770	$3.120	$2.493	$2.039	$1.812
Accumulation Unit Value at end of period	$2.933	$3.106	$2.602	$2.204	$2.608	$2.320	$1.770	$3.120	$2.493	$2.039
Number of Accumulation Units outstanding at end of period (in thousands)	245	304	479	632	1,085	774	939	1,040	1,133	961
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.716	$1.439	$1.220	$1.446	$1.287	$0.983	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.619	$1.716	$1.439	$1.220	$1.446	$1.287	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10,026	10,254	10,463	12,944	11,342	3,186	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.053	$2.561	$2.173	$2.576	$2.294	$1.753	$3.095	$2.477	$2.029	$1.805
Accumulation Unit Value at end of period	$2.878	$3.053	$2.561	$2.173	$2.576	$2.294	$1.753	$3.095	$2.477	$2.029
Number of Accumulation Units outstanding at end of period (in thousands)	856	1,039	1,311	2,026	2,639	1,809	2,090	2,270	2,667	2,887
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.657	$1.394	$1.185	$1.409	$1.258	$0.963	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.558	$1.657	$1.394	$1.185	$1.409	$1.258	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	778	763	765	966	586	160	—	—	—	—

14	Hartford Life and Annuity Insurance Company

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.744	$2.061	$1.668	$1.845	$1.497	$1.050	$1.777	$1.760	$1.511	$1.389
Accumulation Unit Value at end of period	$2.935	$2.744	$2.061	$1.668	$1.845	$1.497	$1.050	$1.777	$1.760	$1.511
Number of Accumulation Units outstanding at end of period (in thousands)	3,309	4,230	5,826	7,689	10,175	10,870	13,035	16,501	18,973	20,760
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.682	$2.018	$1.637	$1.815	$1.475	$1.037	$1.758	$1.745	$1.500	$1.383
Accumulation Unit Value at end of period	$2.864	$2.682	$2.018	$1.637	$1.815	$1.475	$1.037	$1.758	$1.745	$1.500
Number of Accumulation Units outstanding at end of period (in thousands)	53	84	97	98	117	67	86	89	89	96
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.642	$1.990	$1.616	$1.793	$1.459	$1.027	$1.742	$1.731	$1.490	$1.374
Accumulation Unit Value at end of period	$2.818	$2.642	$1.990	$1.616	$1.793	$1.459	$1.027	$1.742	$1.731	$1.490
Number of Accumulation Units outstanding at end of period (in thousands)	2,123	2,391	2,745	3,284	4,090	4,490	5,515	7,036	8,146	8,896
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.625	$1.978	$1.607	$1.784	$1.453	$1.023	$1.736	$1.726	$1.486	$1.372
Accumulation Unit Value at end of period	$2.798	$2.625	$1.978	$1.607	$1.784	$1.453	$1.023	$1.736	$1.726	$1.486
Number of Accumulation Units outstanding at end of period (in thousands)	1,961	2,624	3,747	4,930	7,028	9,340	12,270	16,555	20,376	25,780
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.576	$1.944	$1.581	$1.758	$1.434	$1.011	$1.719	$1.711	$1.476	$1.364
Accumulation Unit Value at end of period	$2.742	$2.576	$1.944	$1.581	$1.758	$1.434	$1.011	$1.719	$1.711	$1.476
Number of Accumulation Units outstanding at end of period (in thousands)	1,143	1,736	2,391	3,303	5,179	5,382	6,708	7,097	8,236	8,894
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.576	$1.944	$1.581	$1.758	$1.434	$1.011	$1.719	$1.711	$1.476	$1.364
Accumulation Unit Value at end of period	$2.742	$2.576	$1.944	$1.581	$1.758	$1.434	$1.011	$1.719	$1.711	$1.476
Number of Accumulation Units outstanding at end of period (in thousands)	1,143	1,736	2,391	3,303	5,179	5,382	6,708	7,097	8,236	8,894
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.533	$1.915	$1.560	$1.737	$1.419	$1.002	$1.706	$1.701	$1.469	$1.360
Accumulation Unit Value at end of period	$2.693	$2.533	$1.915	$1.560	$1.737	$1.419	$1.002	$1.706	$1.701	$1.469
Number of Accumulation Units outstanding at end of period (in thousands)	466	557	689	1,112	1,647	2,024	2,406	3,444	3,911	4,102
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.499	$1.890	$1.542	$1.719	$1.405	$0.993	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.653	$2.499	$1.890	$1.542	$1.719	$1.405	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,197	2,453	2,375	2,667	2,814	1,080	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.490	$1.885	$1.538	$1.716	$1.403	$0.992	$1.692	$1.690	$1.462	$1.355
Accumulation Unit Value at end of period	$2.643	$2.490	$1.885	$1.538	$1.716	$1.403	$0.992	$1.692	$1.690	$1.462
Number of Accumulation Units outstanding at end of period (in thousands)	336	448	697	824	1,032	1,269	1,519	1,840	1,869	2,000
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.413	$1.831	$1.498	$1.675	$1.373	$0.973	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.554	$2.413	$1.831	$1.498	$1.675	$1.373	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	469	453	337	445	327	34	—	—	—	—

Hartford Life and Annuity Insurance Company	15

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.553	$1.789	$1.565	$1.638	$1.335	$1.044	$1.779	$1.575	$1.393	$1.164
Accumulation Unit Value at end of period	$2.703	$2.553	$1.789	$1.565	$1.638	$1.335	$1.044	$1.779	$1.575	$1.393
Number of Accumulation Units outstanding at end of period (in thousands)	1,000	1,220	1,534	1,990	2,668	3,534	3,767	4,439	4,946	4,721
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.496	$1.752	$1.536	$1.611	$1.315	$1.031	$1.760	$1.561	$1.383	$1.159
Accumulation Unit Value at end of period	$2.636	$2.496	$1.752	$1.536	$1.611	$1.315	$1.031	$1.760	$1.561	$1.383
Number of Accumulation Units outstanding at end of period (in thousands)	30	48	89	114	153	168	121	133	70	47
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$4.039	$2.838	$2.490	$2.614	$2.137	$1.677	$2.865	$2.544	$2.256	$1.892
Accumulation Unit Value at end of period	$4.262	$4.039	$2.838	$2.490	$2.614	$2.137	$1.677	$2.865	$2.544	$2.256
Number of Accumulation Units outstanding at end of period (in thousands)	376	463	634	714	933	1,114	1,402	1,666	1,901	2,012
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.833	$1.992	$1.748	$1.836	$1.502	$1.179	$2.015	$1.791	$1.589	$1.333
Accumulation Unit Value at end of period	$2.988	$2.833	$1.992	$1.748	$1.836	$1.502	$1.179	$2.015	$1.791	$1.589
Number of Accumulation Units outstanding at end of period (in thousands)	683	843	1,079	1,533	2,724	4,062	5,323	6,858	10,129	13,592
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.773	$1.953	$1.717	$1.806	$1.479	$1.163	$1.991	$1.772	$1.574	$1.322
Accumulation Unit Value at end of period	$2.920	$2.773	$1.953	$1.717	$1.806	$1.479	$1.163	$1.991	$1.772	$1.574
Number of Accumulation Units outstanding at end of period (in thousands)	614	894	1,208	1,795	2,604	3,128	3,752	3,625	4,086	3,910
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.773	$1.953	$1.717	$1.806	$1.479	$1.163	$1.991	$1.772	$1.574	$1.322
Accumulation Unit Value at end of period	$2.920	$2.773	$1.953	$1.717	$1.806	$1.479	$1.163	$1.991	$1.772	$1.574
Number of Accumulation Units outstanding at end of period (in thousands)	614	894	1,208	1,795	2,604	3,128	3,752	3,625	4,086	3,910
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.862	$2.723	$2.398	$2.526	$2.072	$1.632	$2.797	$2.493	$2.219	$1.867
Accumulation Unit Value at end of period	$4.061	$3.862	$2.723	$2.398	$2.526	$2.072	$1.632	$2.797	$2.493	$2.219
Number of Accumulation Units outstanding at end of period (in thousands)	139	156	221	394	522	650	705	918	1,042	1,013
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.689	$1.898	$1.673	$1.764	$1.448	$1.142	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.825	$2.689	$1.898	$1.673	$1.764	$1.448	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,240	1,389	1,407	1,578	1,913	901	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.796	$2.681	$2.364	$2.494	$2.049	$1.616	$2.775	$2.477	$2.207	$1.860
Accumulation Unit Value at end of period	$3.986	$3.796	$2.681	$2.364	$2.494	$2.049	$1.616	$2.775	$2.477	$2.207
Number of Accumulation Units outstanding at end of period (in thousands)	96	118	142	168	237	418	390	499	551	545
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.596	$1.838	$1.625	$1.719	$1.416	$1.119	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.719	$2.596	$1.838	$1.625	$1.719	$1.416	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	161	185	148	124	99	37	—	—	—	—

16	Hartford Life and Annuity Insurance Company

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.930	$11.718	$10.230	$10.467	$8.414	$5.756	$10.253	$—	$—	$—
Accumulation Unit Value at end of period	$16.570	$15.930	$11.718	$10.230	$10.467	$8.414	$5.756	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	92	104	116	192	292	274	82	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.745	$11.605	$10.152	$10.408	$8.384	$5.747	$10.249	$—	$—	$—
Accumulation Unit Value at end of period	$16.345	$15.745	$11.605	$10.152	$10.408	$8.384	$5.747	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	4	14	15	2	2	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.653	$11.549	$10.113	$10.378	$8.368	$5.742	$10.248	$—	$—	$—
Accumulation Unit Value at end of period	$16.233	$15.653	$11.549	$10.113	$10.378	$8.368	$5.742	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	64	68	114	110	80	22	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.607	$11.521	$10.093	$10.364	$8.360	$5.739	$10.247	$—	$—	$—
Accumulation Unit Value at end of period	$16.178	$15.607	$11.521	$10.093	$10.364	$8.360	$5.739	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	51	64	118	181	209	35	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732	$10.244	$—	$—	$—
Accumulation Unit Value at end of period	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	115	131	232	414	342	138	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732	$10.244	$—	$—	$—
Accumulation Unit Value at end of period	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	115	131	232	414	342	138	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.336	$11.355	$9.978	$10.276	$8.314	$5.725	$10.242	$—	$—	$—
Accumulation Unit Value at end of period	$15.849	$15.336	$11.355	$9.978	$10.276	$8.314	$5.725	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	8	5	16	10	5	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.247	$11.300	$9.939	$10.247	$8.299	$5.720	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.742	$15.247	$11.300	$9.939	$10.247	$8.299	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	127	150	139	166	216	25	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.203	$11.273	$9.920	$10.232	$8.292	$5.718	$10.239	$—	$—	$—
Accumulation Unit Value at end of period	$15.688	$15.203	$11.273	$9.920	$10.232	$8.292	$5.718	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	11	25	36	37	8	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.982	$11.138	$9.826	$10.160	$8.254	$5.706	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.422	$14.982	$11.138	$9.826	$10.160	$8.254	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	6	2	6	—	—	—	—	—

Hartford Life and Annuity Insurance Company	17

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.590	$1.809	$1.559	$1.554	$1.151	$0.860	$1.391	$1.433	$1.357	$1.236
Accumulation Unit Value at end of period	$2.710	$2.590	$1.809	$1.559	$1.554	$1.151	$0.860	$1.391	$1.433	$1.357
Number of Accumulation Units outstanding at end of period (in thousands)	2,965	3,720	4,960	7,151	9,864	11,052	12,216	13,519	14,110	15,350
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.532	$1.771	$1.529	$1.528	$1.134	$0.849	$1.376	$1.421	$1.347	$1.230
Accumulation Unit Value at end of period	$2.644	$2.532	$1.771	$1.529	$1.528	$1.134	$0.849	$1.376	$1.421	$1.347
Number of Accumulation Units outstanding at end of period (in thousands)	355	452	713	1,083	1,366	1,584	1,843	2,024	2,063	1,939
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.501	$1.752	$1.514	$1.515	$1.125	$0.843	$1.367	$1.413	$1.342	$1.226
Accumulation Unit Value at end of period	$2.609	$2.501	$1.752	$1.514	$1.515	$1.125	$0.843	$1.367	$1.413	$1.342
Number of Accumulation Units outstanding at end of period (in thousands)	811	948	1,080	1,481	2,037	2,258	2,659	3,334	3,713	3,739
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.487	$1.742	$1.507	$1.508	$1.121	$0.840	$1.363	$1.410	$1.339	$1.225
Accumulation Unit Value at end of period	$2.593	$2.487	$1.742	$1.507	$1.508	$1.121	$0.840	$1.363	$1.410	$1.339
Number of Accumulation Units outstanding at end of period (in thousands)	1,481	1,858	2,567	3,984	6,423	8,873	10,579	12,927	14,693	16,147
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.444	$1.715	$1.485	$1.488	$1.108	$0.832	$1.352	$1.400	$1.332	$1.220
Accumulation Unit Value at end of period	$2.544	$2.444	$1.715	$1.485	$1.488	$1.108	$0.832	$1.352	$1.400	$1.332
Number of Accumulation Units outstanding at end of period (in thousands)	3,761	4,986	7,905	12,051	18,305	23,510	26,912	29,836	31,735	31,872
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.444	$1.715	$1.485	$1.488	$1.108	$0.832	$1.352	$1.400	$1.332	$1.220
Accumulation Unit Value at end of period	$2.544	$2.444	$1.715	$1.485	$1.488	$1.108	$0.832	$1.352	$1.400	$1.332
Number of Accumulation Units outstanding at end of period (in thousands)	3,761	4,986	7,905	12,051	18,305	23,510	26,912	29,836	31,735	31,872
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.402	$1.688	$1.464	$1.470	$1.096	$0.824	$1.341	$1.391	$1.325	$1.216
Accumulation Unit Value at end of period	$2.497	$2.402	$1.688	$1.464	$1.470	$1.096	$0.824	$1.341	$1.391	$1.325
Number of Accumulation Units outstanding at end of period (in thousands)	305	366	510	605	954	1,260	1,561	1,904	2,436	2,727
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.111	$16.962	$14.726	$14.798	$11.044	$8.314	$—	$—	$—	$—
Accumulation Unit Value at end of period	$25.038	$24.111	$16.962	$14.726	$14.798	$11.044	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	278	321	355	442	476	163	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.361	$1.662	$1.444	$1.452	$1.084	$0.816	$1.330	$1.382	$1.319	$1.211
Accumulation Unit Value at end of period	$2.451	$2.361	$1.662	$1.444	$1.452	$1.084	$0.816	$1.330	$1.382	$1.319
Number of Accumulation Units outstanding at end of period (in thousands)	578	703	1,040	1,590	2,443	2,959	3,277	3,516	3,635	3,683
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.294	$1.618	$1.409	$1.420	$1.063	$0.803	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.375	$2.294	$1.618	$1.409	$1.420	$1.063	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	429	463	356	517	327	52	—	—	—	—

18	Hartford Life and Annuity Insurance Company

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.453	$1.111	$0.983	$1.005	$0.886	$0.633	$1.126	$1.075	$0.949	$0.876
Accumulation Unit Value at end of period	$1.598	$1.453	$1.111	$0.983	$1.005	$0.886	$0.633	$1.126	$1.075	$0.949
Number of Accumulation Units outstanding at end of period (in thousands)	11,751	14,732	18,867	26,798	34,826	38,816	46,025	51,409	57,205	62,051
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.420	$1.088	$0.964	$0.988	$0.873	$0.625	$1.114	$1.066	$0.942	$0.871
Accumulation Unit Value at end of period	$1.559	$1.420	$1.088	$0.964	$0.988	$0.873	$0.625	$1.114	$1.066	$0.942
Number of Accumulation Units outstanding at end of period (in thousands)	893	1,312	1,931	2,884	3,348	3,696	4,216	4,449	4,543	4,536
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.795	$6.747	$5.985	$6.139	$5.426	$3.890	$6.940	$6.649	$5.884	$5.446
Accumulation Unit Value at end of period	$9.648	$8.795	$6.747	$5.985	$6.139	$5.426	$3.890	$6.940	$6.649	$5.884
Number of Accumulation Units outstanding at end of period (in thousands)	1,068	1,200	1,411	1,735	2,444	2,892	3,580	4,313	4,858	5,298
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.486	$1.140	$1.012	$1.039	$0.918	$0.659	$1.176	$1.127	$0.998	$0.924
Accumulation Unit Value at end of period	$1.629	$1.486	$1.140	$1.012	$1.039	$0.918	$0.659	$1.176	$1.127	$0.998
Number of Accumulation Units outstanding at end of period (in thousands)	4,143	5,514	8,332	12,089	17,395	23,956	30,377	39,592	52,761	72,768
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.454	$1.118	$0.994	$1.021	$0.904	$0.650	$1.161	$1.115	$0.989	$0.917
Accumulation Unit Value at end of period	$1.592	$1.454	$1.118	$0.994	$1.021	$0.904	$0.650	$1.161	$1.115	$0.989
Number of Accumulation Units outstanding at end of period (in thousands)	9,689	13,826	20,227	30,905	44,568	55,757	65,756	69,008	76,641	80,531
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.454	$1.118	$0.994	$1.021	$0.904	$0.650	$1.161	$1.115	$0.989	$0.917
Accumulation Unit Value at end of period	$1.592	$1.454	$1.118	$0.994	$1.021	$0.904	$0.650	$1.161	$1.115	$0.989
Number of Accumulation Units outstanding at end of period (in thousands)	9,689	13,826	20,227	30,905	44,568	55,757	65,756	69,008	76,641	80,531
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.409	$6.474	$5.763	$5.932	$5.261	$3.785	$6.776	$6.515	$5.785	$5.373
Accumulation Unit Value at end of period	$9.193	$8.409	$6.474	$5.763	$5.932	$5.261	$3.785	$6.776	$6.515	$5.785
Number of Accumulation Units outstanding at end of period (in thousands)	111	168	194	269	396	569	660	863	1,092	1,156
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.410	$1.087	$0.968	$0.998	$0.886	$0.638	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.540	$1.410	$1.087	$0.968	$0.998	$0.886	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8,207	9,082	9,652	11,984	11,789	5,074	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.266	$6.374	$5.682	$5.858	$5.203	$3.748	$6.721	$6.472	$5.756	$5.354
Accumulation Unit Value at end of period	$9.023	$8.266	$6.374	$5.682	$5.858	$5.203	$3.748	$6.721	$6.472	$5.756
Number of Accumulation Units outstanding at end of period (in thousands)	342	407	541	784	1,066	1,297	1,447	1,559	1,727	1,849
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.362	$1.053	$0.941	$0.972	$0.866	$0.625	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.483	$1.362	$1.053	$0.941	$0.972	$0.866	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	900	816	557	692	513	234	—	—	—	—

Hartford Life and Annuity Insurance Company	19

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.892	$1.941	$1.825	$1.726	$1.624	$1.428	$1.564	$1.512	$1.459	$1.441
Accumulation Unit Value at end of period	$1.981	$1.892	$1.941	$1.825	$1.726	$1.624	$1.428	$1.564	$1.512	$1.459
Number of Accumulation Units outstanding at end of period (in thousands)	13,931	17,025	22,666	28,857	36,254	38,193	39,538	44,725	42,149	42,811
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.849	$1.901	$1.791	$1.697	$1.600	$1.410	$1.547	$1.498	$1.449	$1.434
Accumulation Unit Value at end of period	$1.932	$1.849	$1.901	$1.791	$1.697	$1.600	$1.410	$1.547	$1.498	$1.449
Number of Accumulation Units outstanding at end of period (in thousands)	840	1,127	1,652	2,445	2,606	2,871	3,023	3,839	3,571	3,430
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$3.936	$4.049	$3.820	$3.622	$3.418	$3.016	$3.312	$3.211	$3.108	$3.078
Accumulation Unit Value at end of period	$4.108	$3.936	$4.049	$3.820	$3.622	$3.418	$3.016	$3.312	$3.211	$3.108
Number of Accumulation Units outstanding at end of period (in thousands)	2,104	2,347	3,037	3,723	4,244	4,740	5,161	6,055	5,391	5,400
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.776	$1.828	$1.726	$1.637	$1.546	$1.364	$1.499	$1.454	$1.408	$1.395
Accumulation Unit Value at end of period	$1.853	$1.776	$1.828	$1.726	$1.637	$1.546	$1.364	$1.499	$1.454	$1.408
Number of Accumulation Units outstanding at end of period (in thousands)	5,906	7,800	11,659	14,842	22,959	31,267	34,083	42,139	44,222	52,275
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.739	$1.792	$1.694	$1.610	$1.522	$1.346	$1.481	$1.438	$1.395	$1.385
Accumulation Unit Value at end of period	$1.811	$1.739	$1.792	$1.694	$1.610	$1.522	$1.346	$1.481	$1.438	$1.395
Number of Accumulation Units outstanding at end of period (in thousands)	12,250	16,709	25,267	35,655	51,603	59,984	62,043	72,291	69,476	69,360
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.739	$1.792	$1.694	$1.610	$1.522	$1.346	$1.481	$1.438	$1.395	$1.385
Accumulation Unit Value at end of period	$1.811	$1.739	$1.792	$1.694	$1.610	$1.522	$1.346	$1.481	$1.438	$1.395
Number of Accumulation Units outstanding at end of period (in thousands)	12,250	16,709	25,267	35,655	51,603	59,984	62,043	72,291	69,476	69,360
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.763	$3.885	$3.678	$3.500	$3.315	$2.934	$3.234	$3.146	$3.056	$3.038
Accumulation Unit Value at end of period	$3.914	$3.763	$3.885	$3.678	$3.500	$3.315	$2.934	$3.234	$3.146	$3.056
Number of Accumulation Units outstanding at end of period (in thousands)	346	437	723	883	1,336	1,604	1,564	1,885	1,999	2,003
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.971	$16.502	$15.640	$14.898	$14.123	$12.515	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.593	$15.971	$16.502	$15.640	$14.898	$14.123	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,456	1,501	1,636	1,598	1,695	759	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.699	$3.824	$3.626	$3.456	$3.278	$2.906	$3.208	$3.125	$3.041	$3.027
Accumulation Unit Value at end of period	$3.842	$3.699	$3.824	$3.626	$3.456	$3.278	$2.906	$3.208	$3.125	$3.041
Number of Accumulation Units outstanding at end of period (in thousands)	888	1,102	1,600	2,112	2,490	2,706	2,881	3,466	3,429	3,454
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.628	$1.687	$1.604	$1.532	$1.457	$1.295	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.686	$1.628	$1.687	$1.604	$1.532	$1.457	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,045	1,053	902	797	703	325	—	—	—	—

20	Hartford Life and Annuity Insurance Company

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.239	$1.275	$1.243	$1.199	$1.169	$1.144	$1.164	$1.129	$1.098	$1.093
Accumulation Unit Value at end of period	$1.259	$1.239	$1.275	$1.243	$1.199	$1.169	$1.144	$1.164	$1.129	$1.098
Number of Accumulation Units outstanding at end of period (in thousands)	6,123	7,700	10,583	13,507	16,902	17,092	19,473	17,648	17,206	17,862
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.211	$1.248	$1.220	$1.179	$1.152	$1.129	$1.152	$1.119	$1.090	$1.088
Accumulation Unit Value at end of period	$1.228	$1.211	$1.248	$1.220	$1.179	$1.152	$1.129	$1.152	$1.119	$1.090
Number of Accumulation Units outstanding at end of period (in thousands)	738	949	1,297	1,751	1,908	2,108	2,302	2,591	2,361	2,223
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.196	$1.234	$1.208	$1.169	$1.142	$1.121	$1.145	$1.113	$1.086	$1.085
Accumulation Unit Value at end of period	$1.212	$1.196	$1.234	$1.208	$1.169	$1.142	$1.121	$1.145	$1.113	$1.086
Number of Accumulation Units outstanding at end of period (in thousands)	1,357	1,565	2,097	2,878	3,758	4,179	5,252	4,438	3,749	3,771
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.189	$1.228	$1.202	$1.164	$1.138	$1.117	$1.142	$1.110	$1.084	$1.083
Accumulation Unit Value at end of period	$1.205	$1.189	$1.228	$1.202	$1.164	$1.138	$1.117	$1.142	$1.110	$1.084
Number of Accumulation Units outstanding at end of period (in thousands)	2,790	4,065	5,902	7,641	11,970	16,778	22,219	16,928	16,296	18,341
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.169	$1.208	$1.185	$1.148	$1.125	$1.106	$1.132	$1.102	$1.078	$1.079
Accumulation Unit Value at end of period	$1.182	$1.169	$1.208	$1.185	$1.148	$1.125	$1.106	$1.132	$1.102	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	7,623	10,034	14,390	19,998	29,385	35,957	40,717	40,745	36,090	35,673
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.169	$1.208	$1.185	$1.148	$1.125	$1.106	$1.132	$1.102	$1.078	$1.079
Accumulation Unit Value at end of period	$1.182	$1.169	$1.208	$1.185	$1.148	$1.125	$1.106	$1.132	$1.102	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	7,623	10,034	14,390	19,998	29,385	35,957	40,717	40,745	36,090	35,673
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.149	$1.190	$1.168	$1.134	$1.113	$1.096	$1.123	$1.095	$1.072	$1.075
Accumulation Unit Value at end of period	$1.160	$1.149	$1.190	$1.168	$1.134	$1.113	$1.096	$1.123	$1.095	$1.072
Number of Accumulation Units outstanding at end of period (in thousands)	471	577	814	950	1,532	1,958	2,177	1,764	1,929	1,989
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.136	$1.178	$1.157	$1.125	$1.104	$1.089	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.146	$1.136	$1.178	$1.157	$1.125	$1.104	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6,142	6,783	8,825	7,968	8,557	3,873	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.129	$1.171	$1.152	$1.120	$1.100	$1.085	$1.114	$1.088	$1.067	$1.071
Accumulation Unit Value at end of period	$1.139	$1.129	$1.171	$1.152	$1.120	$1.100	$1.085	$1.114	$1.088	$1.067
Number of Accumulation Units outstanding at end of period (in thousands)	1,532	1,692	1,832	2,328	3,829	4,353	4,678	4,360	4,193	3,980
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.097	$1.141	$1.124	$1.096	$1.079	$1.067	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.103	$1.097	$1.141	$1.124	$1.096	$1.079	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	542	438	405	470	406	96	—	—	—	—

Hartford Life and Annuity Insurance Company	21

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.131	$1.144	$1.157	$1.171	$1.184	$1.197	$1.186	$1.143	$1.104	$1.086
Accumulation Unit Value at end of period	$1.119	$1.131	$1.144	$1.157	$1.171	$1.184	$1.197	$1.186	$1.143	$1.104
Number of Accumulation Units outstanding at end of period (in thousands)	3,367	5,067	6,306	9,752	11,297	15,601	27,448	13,203	9,711	6,775
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.106	$1.121	$1.136	$1.151	$1.167	$1.182	$1.173	$1.133	$1.097	$1.081
Accumulation Unit Value at end of period	$1.092	$1.106	$1.121	$1.136	$1.151	$1.167	$1.182	$1.173	$1.133	$1.097
Number of Accumulation Units outstanding at end of period (in thousands)	238	295	793	848	833	839	1,281	314	244	521
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.910	$1.938	$1.966	$1.995	$2.024	$2.052	$2.039	$1.971	$1.910	$1.884
Accumulation Unit Value at end of period	$1.884	$1.910	$1.938	$1.966	$1.995	$2.024	$2.052	$2.039	$1.971	$1.910
Number of Accumulation Units outstanding at end of period (in thousands)	1,148	1,294	2,060	2,359	3,010	4,128	7,268	2,456	1,765	1,070
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.118	$1.135	$1.152	$1.170	$1.188	$1.205	$1.197	$1.158	$1.123	$1.108
Accumulation Unit Value at end of period	$1.103	$1.118	$1.135	$1.152	$1.170	$1.188	$1.205	$1.197	$1.158	$1.123
Number of Accumulation Units outstanding at end of period (in thousands)	1,581	2,232	4,053	8,276	8,032	12,666	24,084	19,191	11,813	15,271
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.095	$1.113	$1.132	$1.150	$1.169	$1.188	$1.183	$1.146	$1.112	$1.100
Accumulation Unit Value at end of period	$1.078	$1.095	$1.113	$1.132	$1.150	$1.169	$1.188	$1.183	$1.146	$1.112
Number of Accumulation Units outstanding at end of period (in thousands)	3,567	6,177	11,281	16,209	17,421	23,862	44,515	19,595	12,480	10,091
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.095	$1.113	$1.132	$1.150	$1.169	$1.188	$1.183	$1.146	$1.112	$1.100
Accumulation Unit Value at end of period	$1.078	$1.095	$1.113	$1.132	$1.150	$1.169	$1.188	$1.183	$1.146	$1.112
Number of Accumulation Units outstanding at end of period (in thousands)	3,567	6,177	11,281	16,209	17,421	23,862	44,515	19,595	12,480	10,091
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.826	$1.859	$1.893	$1.928	$1.963	$1.997	$1.991	$1.931	$1.878	$1.859
Accumulation Unit Value at end of period	$1.795	$1.826	$1.859	$1.893	$1.928	$1.963	$1.997	$1.991	$1.931	$1.878
Number of Accumulation Units outstanding at end of period (in thousands)	223	328	651	806	909	1,028	2,997	2,704	910	1,070
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$—	$—	$—	$—
Accumulation Unit Value at end of period	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5,526	4,680	5,421	6,723	5,110	4,342	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.795	$1.830	$1.867	$1.903	$1.941	$1.978	$1.975	$1.919	$1.868	$1.853
Accumulation Unit Value at end of period	$1.762	$1.795	$1.830	$1.867	$1.903	$1.941	$1.978	$1.975	$1.919	$1.868
Number of Accumulation Units outstanding at end of period (in thousands)	130	390	722	904	2,023	2,629	4,396	1,928	2,021	1,266
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.025	$1.048	$1.071	$1.095	$1.119	$1.143	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.004	$1.025	$1.048	$1.071	$1.095	$1.119	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	204	271	250	179	662	806	—	—	—	—

22	Hartford Life and Annuity Insurance Company

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.963	$1.505	$1.301	$1.342	$1.184	$0.963	$1.477	$1.371	$1.138	$1.065
Accumulation Unit Value at end of period	$2.161	$1.963	$1.505	$1.301	$1.342	$1.184	$0.963	$1.477	$1.371	$1.138
Number of Accumulation Units outstanding at end of period (in thousands)	5,910	7,564	10,351	14,116	17,943	4,594	5,405	6,630	6,717	6,348
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.918	$1.474	$1.277	$1.320	$1.167	$0.951	$1.461	$1.359	$1.131	$1.060
Accumulation Unit Value at end of period	$2.108	$1.918	$1.474	$1.277	$1.320	$1.167	$0.951	$1.461	$1.359	$1.131
Number of Accumulation Units outstanding at end of period (in thousands)	270	412	463	820	1,136	166	181	192	222	235
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.889	$1.453	$1.260	$1.304	$1.154	$0.941	$1.448	$1.348	$1.123	$1.053
Accumulation Unit Value at end of period	$2.074	$1.889	$1.453	$1.260	$1.304	$1.154	$0.941	$1.448	$1.348	$1.123
Number of Accumulation Units outstanding at end of period (in thousands)	1,830	2,108	2,582	3,230	4,063	1,592	1,919	2,148	2,249	2,142
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.878	$1.445	$1.253	$1.298	$1.149	$0.938	$1.443	$1.344	$1.120	$1.051
Accumulation Unit Value at end of period	$2.060	$1.878	$1.445	$1.253	$1.298	$1.149	$0.938	$1.443	$1.344	$1.120
Number of Accumulation Units outstanding at end of period (in thousands)	1,957	2,699	4,045	5,511	9,106	4,317	5,652	7,732	10,211	10,778
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.842	$1.419	$1.234	$1.279	$1.134	$0.927	$1.429	$1.333	$1.112	$1.046
Accumulation Unit Value at end of period	$2.018	$1.842	$1.419	$1.234	$1.279	$1.134	$0.927	$1.429	$1.333	$1.112
Number of Accumulation Units outstanding at end of period (in thousands)	3,020	4,488	6,778	10,813	15,901	5,692	6,725	7,938	8,883	7,328
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.842	$1.419	$1.234	$1.279	$1.134	$0.927	$1.429	$1.333	$1.112	$1.046
Accumulation Unit Value at end of period	$2.018	$1.842	$1.419	$1.234	$1.279	$1.134	$0.927	$1.429	$1.333	$1.112
Number of Accumulation Units outstanding at end of period (in thousands)	3,020	4,488	6,778	10,813	15,901	5,692	6,725	7,938	8,883	7,328
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.812	$1.398	$1.217	$1.264	$1.122	$0.919	$1.418	$1.325	$1.107	$1.042
Accumulation Unit Value at end of period	$1.982	$1.812	$1.398	$1.217	$1.264	$1.122	$0.919	$1.418	$1.325	$1.107
Number of Accumulation Units outstanding at end of period (in thousands)	454	515	692	1,493	2,111	854	944	1,027	1,135	1,111
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.787	$1.380	$1.203	$1.250	$1.111	$0.911	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.953	$1.787	$1.380	$1.203	$1.250	$1.111	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,231	3,875	4,095	4,233	3,820	570	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.781	$1.377	$1.200	$1.248	$1.110	$0.910	$1.406	$1.316	$1.102	$1.039
Accumulation Unit Value at end of period	$1.945	$1.781	$1.377	$1.200	$1.248	$1.110	$0.910	$1.406	$1.316	$1.102
Number of Accumulation Units outstanding at end of period (in thousands)	867	1,004	1,137	1,626	2,049	916	933	1,095	1,142	1,162
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.726	$1.337	$1.168	$1.218	$1.086	$0.893	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.880	$1.726	$1.337	$1.168	$1.218	$1.086	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	372	439	351	306	266	6	—	—	—	—

Hartford Life and Annuity Insurance Company	23

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
HIMCO VIT Index Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.578	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.709	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,682	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.539	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.667	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	81	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$7.395	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.004	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	347	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.620	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.753	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,240	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.584	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.714	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,409	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.584	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.714	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,409	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.050	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.627	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	94	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.533	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.658	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,725	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$6.922	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.486	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	131	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.477	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.596	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	250	—	—	—	—	—	—	—	—	—

24	Hartford Life and Annuity Insurance Company

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.934	$9.986	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.822	$9.934	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	160	94	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.923	$9.984	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.791	$9.923	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.917	$9.982	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.775	$9.917	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	26	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.914	$9.982	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.768	$9.914	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	125	48	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.905	$9.980	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.744	$9.905	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	344	185	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.905	$9.980	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.744	$9.905	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	344	185	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.896	$9.978	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.721	$9.896	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	12	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.891	$9.977	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.706	$9.891	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	165	385	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.888	$9.976	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.698	$9.888	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.873	$9.973	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.660	$9.873	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	4	—	—	—	—	—	—	—	—
(a) Inception date October 20, 2014.

Hartford Life and Annuity Insurance Company	25

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Discovery Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.934	$18.243	$15.674	$15.788	$11.783	$8.495	$15.444	$12.771	$11.269	$10.526
Accumulation Unit Value at end of period	$25.728	$25.934	$18.243	$15.674	$15.788	$11.783	$8.495	$15.444	$12.771	$11.269
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$25.492	$17.968	$15.469	$15.613	$11.675	$8.434	$15.364	$12.731	$11.256	$10.524
Accumulation Unit Value at end of period	$25.240	$25.492	$17.968	$15.469	$15.613	$11.675	$8.434	$15.364	$12.731	$11.256
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$25.275	$17.832	$15.367	$15.526	$11.622	$8.404	$15.325	$12.711	$11.249	$10.523
Accumulation Unit Value at end of period	$24.999	$25.275	$17.832	$15.367	$15.526	$11.622	$8.404	$15.325	$12.711	$11.249
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	12	14	17	14	13	12	1	1
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.166	$17.765	$15.317	$15.483	$11.595	$8.389	$15.305	$12.701	$11.246	$10.523
Accumulation Unit Value at end of period	$24.880	$25.166	$17.765	$15.317	$15.483	$11.595	$8.389	$15.305	$12.701	$11.246
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	4	3	7	7	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.844	$17.564	$15.166	$15.354	$11.516	$8.344	$15.246	$12.670	$11.236	$10.521
Accumulation Unit Value at end of period	$24.525	$24.844	$17.564	$15.166	$15.354	$11.516	$8.344	$15.246	$12.670	$11.236
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.844	$17.564	$15.166	$15.354	$11.516	$8.344	$15.246	$12.670	$11.236	$10.521
Accumulation Unit Value at end of period	$24.525	$24.844	$17.564	$15.166	$15.354	$11.516	$8.344	$15.246	$12.670	$11.236
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.527	$17.365	$15.017	$15.226	$11.437	$8.299	$15.187	$12.640	$11.226	$10.520
Accumulation Unit Value at end of period	$24.175	$24.527	$17.365	$15.017	$15.226	$11.437	$8.299	$15.187	$12.640	$11.226
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	9	9	10	9	10	11	14	5
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.317	$17.234	$14.919	$15.141	$11.385	$8.270	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.944	$24.317	$17.234	$14.919	$15.141	$11.385	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	10	12	13	7	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.213	$17.169	$14.870	$15.099	$11.359	$8.255	$15.128	$12.610	$11.216	$10.518
Accumulation Unit Value at end of period	$23.830	$24.213	$17.169	$14.870	$15.099	$11.359	$8.255	$15.128	$12.610	$11.216
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.699	$16.846	$14.627	$14.889	$11.229	$8.181	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.266	$23.699	$16.846	$14.627	$14.889	$11.229	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	5	—	—	—	—	—	—	—	—

26	Hartford Life and Annuity Insurance Company

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Index Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.766	$1.494	$1.337	$1.270	$1.134	$0.993	$1.418	$1.333	$1.202	$1.158
Accumulation Unit Value at end of period	$2.062	$1.766	$1.494	$1.337	$1.270	$1.134	$0.993	$1.418	$1.333	$1.202
Number of Accumulation Units outstanding at end of period (in thousands)	4	93	97	93	94	95	114	114	108	106
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.725	$1.462	$1.311	$1.248	$1.116	$0.980	$1.401	$1.320	$1.193	$1.152
Accumulation Unit Value at end of period	$2.009	$1.725	$1.462	$1.311	$1.248	$1.116	$0.980	$1.401	$1.320	$1.193
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.706	$1.447	$1.299	$1.237	$1.108	$0.974	$1.394	$1.314	$1.189	$1.149
Accumulation Unit Value at end of period	$1.985	$1.706	$1.447	$1.299	$1.237	$1.108	$0.974	$1.394	$1.314	$1.189
Number of Accumulation Units outstanding at end of period (in thousands)	267	308	467	870	990	1,065	1,380	1,783	2,118	3,029
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.697	$1.440	$1.293	$1.233	$1.104	$0.971	$1.391	$1.312	$1.188	$1.148
Accumulation Unit Value at end of period	$1.973	$1.697	$1.440	$1.293	$1.233	$1.104	$0.971	$1.391	$1.312	$1.188
Number of Accumulation Units outstanding at end of period (in thousands)	23	3	3	55	82	460	573	825	1,015	1,013
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.665	$1.415	$1.272	$1.215	$1.090	$0.960	$1.377	$1.301	$1.179	$1.142
Accumulation Unit Value at end of period	$1.933	$1.665	$1.415	$1.272	$1.215	$1.090	$0.960	$1.377	$1.301	$1.179
Number of Accumulation Units outstanding at end of period (in thousands)	123	173	329	428	477	604	668	648	681	707
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.665	$1.415	$1.272	$1.215	$1.090	$0.960	$1.377	$1.301	$1.179	$1.142
Accumulation Unit Value at end of period	$1.933	$1.665	$1.415	$1.272	$1.215	$1.090	$0.960	$1.377	$1.301	$1.179
Number of Accumulation Units outstanding at end of period (in thousands)	123	173	329	428	477	604	668	648	681	707
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.635	$1.391	$1.253	$1.198	$1.077	$0.950	$1.364	$1.291	$1.172	$1.137
Accumulation Unit Value at end of period	$1.895	$1.635	$1.391	$1.253	$1.198	$1.077	$0.950	$1.364	$1.291	$1.172
Number of Accumulation Units outstanding at end of period (in thousands)	771	909	997	1,426	1,824	2,389	3,150	5,321	7,849	10,544
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.618	$1.379	$1.243	$1.190	$1.070	$0.945	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.875	$1.618	$1.379	$1.243	$1.190	$1.070	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	453	624	692	1,099	1,289	1,192	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.609	$1.372	$1.237	$1.185	$1.067	$0.942	$1.355	$1.284	$1.168	$1.134
Accumulation Unit Value at end of period	$1.863	$1.609	$1.372	$1.237	$1.185	$1.067	$0.942	$1.355	$1.284	$1.168
Number of Accumulation Units outstanding at end of period (in thousands)	152	114	174	268	429	566	574	372	38	39
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.563	$1.335	$1.208	$1.159	$1.046	$0.926	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.805	$1.563	$1.335	$1.208	$1.159	$1.046	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	660	665	626	655	625	460	—	—	—	—

Hartford Life and Annuity Insurance Company	27

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.929	$11.789	$10.508	$12.206	$10.088	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.033	$13.929	$11.789	$10.508	$12.206	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	10	10	12	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.831	$11.730	$10.477	$12.193	$10.086	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.915	$13.831	$11.730	$10.477	$12.193	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.783	$11.700	$10.461	$12.187	$10.086	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.857	$13.783	$11.700	$10.461	$12.187	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	9	11	11	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.759	$11.685	$10.453	$12.184	$10.085	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.828	$13.759	$11.685	$10.453	$12.184	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	3	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.686	$11.641	$10.429	$12.174	$10.084	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.741	$13.686	$11.641	$10.429	$12.174	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	26	33	40	63	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.686	$11.641	$10.429	$12.174	$10.084	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.741	$13.686	$11.641	$10.429	$12.174	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	26	33	40	63	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.614	$11.597	$10.405	$12.165	$10.083	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.655	$13.614	$11.597	$10.405	$12.165	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	15	18	19	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.566	$11.568	$10.389	$12.158	$10.083	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.598	$13.566	$11.568	$10.389	$12.158	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	67	79	94	109	149	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.542	$11.553	$10.381	$12.155	$10.082	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.570	$13.542	$11.553	$10.381	$12.155	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	8	10	14	18	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.423	$11.481	$10.342	$12.139	$10.081	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.428	$13.423	$11.481	$10.342	$12.139	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	13	12	20	17	—	—	—	—	—

28	Hartford Life and Annuity Insurance Company

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Intrinsic Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.732	$1.344	$1.138	$1.177	$1.046	$0.905	$1.441	$1.418	$1.210	$1.162
Accumulation Unit Value at end of period	$1.888	$1.732	$1.344	$1.138	$1.177	$1.046	$0.905	$1.441	$1.418	$1.210
Number of Accumulation Units outstanding at end of period (in thousands)	12	21	22	48	54	57	59	64	69	71
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.691	$1.315	$1.116	$1.156	$1.029	$0.893	$1.425	$1.405	$1.201	$1.155
Accumulation Unit Value at end of period	$1.840	$1.691	$1.315	$1.116	$1.156	$1.029	$0.893	$1.425	$1.405	$1.201
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.672	$1.302	$1.106	$1.147	$1.022	$0.887	$1.417	$1.399	$1.197	$1.153
Accumulation Unit Value at end of period	$1.818	$1.672	$1.302	$1.106	$1.147	$1.022	$0.887	$1.417	$1.399	$1.197
Number of Accumulation Units outstanding at end of period (in thousands)	225	230	294	453	508	289	375	647	917	1,292
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.663	$1.296	$1.101	$1.142	$1.019	$0.885	$1.414	$1.396	$1.195	$1.152
Accumulation Unit Value at end of period	$1.807	$1.663	$1.296	$1.101	$1.142	$1.019	$0.885	$1.414	$1.396	$1.195
Number of Accumulation Units outstanding at end of period (in thousands)	102	107	150	160	211	275	279	304	318	335
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.632	$1.273	$1.083	$1.126	$1.005	$0.875	$1.400	$1.384	$1.187	$1.145
Accumulation Unit Value at end of period	$1.771	$1.632	$1.273	$1.083	$1.126	$1.005	$0.875	$1.400	$1.384	$1.187
Number of Accumulation Units outstanding at end of period (in thousands)	300	356	377	499	518	373	351	367	380	400
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.632	$1.273	$1.083	$1.126	$1.005	$0.875	$1.400	$1.384	$1.187	$1.145
Accumulation Unit Value at end of period	$1.771	$1.632	$1.273	$1.083	$1.126	$1.005	$0.875	$1.400	$1.384	$1.187
Number of Accumulation Units outstanding at end of period (in thousands)	300	356	377	499	518	373	351	367	380	400
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.602	$1.252	$1.067	$1.110	$0.993	$0.865	$1.387	$1.374	$1.180	$1.140
Accumulation Unit Value at end of period	$1.736	$1.602	$1.252	$1.067	$1.110	$0.993	$0.865	$1.387	$1.374	$1.180
Number of Accumulation Units outstanding at end of period (in thousands)	311	425	753	1,046	1,176	1,298	1,493	1,972	2,982	5,881
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.586	$1.241	$1.059	$1.103	$0.987	$0.861	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.717	$1.586	$1.241	$1.059	$1.103	$0.987	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	575	809	1,057	1,269	1,526	1,721	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.578	$1.235	$1.054	$1.098	$0.984	$0.858	$1.378	$1.367	$1.175	$1.137
Accumulation Unit Value at end of period	$1.707	$1.578	$1.235	$1.054	$1.098	$0.984	$0.858	$1.378	$1.367	$1.175
Number of Accumulation Units outstanding at end of period (in thousands)	42	51	224	252	291	156	186	148	20	77
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.532	$1.202	$1.028	$1.074	$0.965	$0.844	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.653	$1.532	$1.202	$1.028	$1.074	$0.965	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	530	577	300	185	209	66	—	—	—	—

Hartford Life and Annuity Insurance Company	29

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.401	$14.030	$11.788	$12.624	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.920	$19.401	$14.030	$11.788	$12.624	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	7	9	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.267	$13.961	$11.754	$12.613	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.744	$19.267	$13.961	$11.754	$12.613	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.201	$13.927	$11.737	$12.607	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.656	$19.201	$13.927	$11.737	$12.607	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	22	36	55	62	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.168	$13.910	$11.728	$12.604	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.612	$19.168	$13.910	$11.728	$12.604	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	6	11	12	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.069	$13.859	$11.703	$12.595	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.482	$19.069	$13.859	$11.703	$12.595	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	16	21	28	31	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.069	$13.859	$11.703	$12.595	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.482	$19.069	$13.859	$11.703	$12.595	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	16	21	28	31	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.971	$13.808	$11.677	$12.587	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.352	$18.971	$13.808	$11.677	$12.587	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	59	87	112	125	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.905	$13.774	$11.660	$12.581	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.266	$18.905	$13.774	$11.660	$12.581	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	74	96	111	139	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.873	$13.757	$11.652	$12.578	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.223	$18.873	$13.757	$11.652	$12.578	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	33	38	42	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.711	$13.673	$11.610	$12.564	$10.000	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.011	$18.711	$13.673	$11.610	$12.564	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	36	16	16	18	—	—	—	—	—

30	Hartford Life and Annuity Insurance Company

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.527	$14.341	$12.558	$13.445	$10.990	$7.525	$12.707	$12.054	$10.866	$10.332
Accumulation Unit Value at end of period	$20.224	$18.527	$14.341	$12.558	$13.445	$10.990	$7.525	$12.707	$12.054	$10.866
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	2	2	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.211	$14.125	$12.393	$13.296	$10.890	$7.471	$12.642	$12.016	$10.853	$10.330
Accumulation Unit Value at end of period	$19.840	$18.211	$14.125	$12.393	$13.296	$10.890	$7.471	$12.642	$12.016	$10.853
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.056	$14.019	$12.312	$13.222	$10.840	$7.444	$12.609	$11.997	$10.847	$10.329
Accumulation Unit Value at end of period	$19.651	$18.056	$14.019	$12.312	$13.222	$10.840	$7.444	$12.609	$11.997	$10.847
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	5	6	5	5	1	1	1	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.978	$13.965	$12.272	$13.185	$10.815	$7.431	$12.593	$11.988	$10.844	$10.328
Accumulation Unit Value at end of period	$19.557	$17.978	$13.965	$12.272	$13.185	$10.815	$7.431	$12.593	$11.988	$10.844
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	3	1	3	3	3	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.748	$13.807	$12.151	$13.075	$10.741	$7.391	$12.544	$11.959	$10.834	$10.327
Accumulation Unit Value at end of period	$19.278	$17.748	$13.807	$12.151	$13.075	$10.741	$7.391	$12.544	$11.959	$10.834
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.748	$13.807	$12.151	$13.075	$10.741	$7.391	$12.544	$11.959	$10.834	$10.327
Accumulation Unit Value at end of period	$19.278	$17.748	$13.807	$12.151	$13.075	$10.741	$7.391	$12.544	$11.959	$10.834
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.521	$13.651	$12.032	$12.966	$10.667	$7.351	$12.495	$11.931	$10.825	$10.325
Accumulation Unit Value at end of period	$19.003	$17.521	$13.651	$12.032	$12.966	$10.667	$7.351	$12.495	$11.931	$10.825
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	13	14	5	3	1	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.372	$13.548	$11.953	$12.894	$10.618	$7.325	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.822	$17.372	$13.548	$11.953	$12.894	$10.618	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	9	10	15	14	11	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.297	$13.497	$11.913	$12.858	$10.594	$7.312	$12.447	$11.902	$10.815	$10.324
Accumulation Unit Value at end of period	$18.732	$17.297	$13.497	$11.913	$12.858	$10.594	$7.312	$12.447	$11.902	$10.815
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	6	6	6	5	2	2	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.930	$13.243	$11.719	$12.679	$10.473	$7.247	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.288	$16.930	$13.243	$11.719	$12.679	$10.473	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	—	—	—	—	—	—	—	—

Hartford Life and Annuity Insurance Company	31

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.615	$1.761	$1.651	$1.751	$1.397	$0.926	$1.599	$1.421	$1.171	$1.115
Accumulation Unit Value at end of period	$2.536	$2.615	$1.761	$1.651	$1.751	$1.397	$0.926	$1.599	$1.421	$1.171
Number of Accumulation Units outstanding at end of period (in thousands)	18	21	25	20	27	28	32	30	60	58
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.553	$1.723	$1.619	$1.720	$1.375	$0.913	$1.580	$1.407	$1.162	$1.108
Accumulation Unit Value at end of period	$2.472	$2.553	$1.723	$1.619	$1.720	$1.375	$0.913	$1.580	$1.407	$1.162
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.525	$1.705	$1.604	$1.706	$1.365	$0.907	$1.572	$1.401	$1.158	$1.106
Accumulation Unit Value at end of period	$2.442	$2.525	$1.705	$1.604	$1.706	$1.365	$0.907	$1.572	$1.401	$1.158
Number of Accumulation Units outstanding at end of period (in thousands)	27	56	65	106	119	153	154	239	299	413
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.511	$1.697	$1.597	$1.699	$1.361	$0.905	$1.568	$1.398	$1.156	$1.105
Accumulation Unit Value at end of period	$2.428	$2.511	$1.697	$1.597	$1.699	$1.361	$0.905	$1.568	$1.398	$1.156
Number of Accumulation Units outstanding at end of period (in thousands)	4	13	1	19	12	18	66	75	77	46
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.464	$1.667	$1.572	$1.675	$1.343	$0.894	$1.552	$1.387	$1.148	$1.099
Accumulation Unit Value at end of period	$2.378	$2.464	$1.667	$1.572	$1.675	$1.343	$0.894	$1.552	$1.387	$1.148
Number of Accumulation Units outstanding at end of period (in thousands)	34	43	86	109	141	165	195	206	254	275
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.464	$1.667	$1.572	$1.675	$1.343	$0.894	$1.552	$1.387	$1.148	$1.099
Accumulation Unit Value at end of period	$2.378	$2.464	$1.667	$1.572	$1.675	$1.343	$0.894	$1.552	$1.387	$1.148
Number of Accumulation Units outstanding at end of period (in thousands)	34	43	86	109	141	165	195	206	254	275
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.420	$1.640	$1.548	$1.652	$1.327	$0.885	$1.538	$1.376	$1.141	$1.094
Accumulation Unit Value at end of period	$2.332	$2.420	$1.640	$1.548	$1.652	$1.327	$0.885	$1.538	$1.376	$1.141
Number of Accumulation Units outstanding at end of period (in thousands)	68	73	95	130	153	211	256	454	877	1,232
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.395	$1.625	$1.535	$1.640	$1.319	$0.880	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.306	$2.395	$1.625	$1.535	$1.640	$1.319	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	158	190	249	340	479	629	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.382	$1.617	$1.528	$1.633	$1.314	$0.878	$1.528	$1.369	$1.137	$1.091
Accumulation Unit Value at end of period	$2.292	$2.382	$1.617	$1.528	$1.633	$1.314	$0.878	$1.528	$1.369	$1.137
Number of Accumulation Units outstanding at end of period (in thousands)	30	44	71	81	125	114	117	108	45	48
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.313	$1.574	$1.492	$1.598	$1.289	$0.863	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.220	$2.313	$1.574	$1.492	$1.598	$1.289	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	89	29	46	47	46	—	—	—	—

32	Hartford Life and Annuity Insurance Company

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.044	$14.143	$12.550	$13.689	$11.810	$7.458	$13.606	$13.859	$12.115	$10.827
Accumulation Unit Value at end of period	$16.567	$16.044	$14.143	$12.550	$13.689	$11.810	$7.458	$13.606	$13.859	$12.115
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	2	5	3	3	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.771	$13.930	$12.386	$13.537	$11.702	$7.405	$13.536	$13.815	$12.100	$10.825
Accumulation Unit Value at end of period	$16.253	$15.771	$13.930	$12.386	$13.537	$11.702	$7.405	$13.536	$13.815	$12.100
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.636	$13.824	$12.304	$13.462	$11.649	$7.378	$13.501	$13.793	$12.093	$10.824
Accumulation Unit Value at end of period	$16.098	$15.636	$13.824	$12.304	$13.462	$11.649	$7.378	$13.501	$13.793	$12.093
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	7	7	8	22	7	8	4	2
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.569	$13.772	$12.264	$13.424	$11.622	$7.365	$13.483	$13.782	$12.090	$10.824
Accumulation Unit Value at end of period	$16.021	$15.569	$13.772	$12.264	$13.424	$11.622	$7.365	$13.483	$13.782	$12.090
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.370	$13.616	$12.143	$13.312	$11.542	$7.326	$13.431	$13.750	$12.079	$10.822
Accumulation Unit Value at end of period	$15.792	$15.370	$13.616	$12.143	$13.312	$11.542	$7.326	$13.431	$13.750	$12.079
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	3	4	4	3	3	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.370	$13.616	$12.143	$13.312	$11.542	$7.326	$13.431	$13.750	$12.079	$10.822
Accumulation Unit Value at end of period	$15.792	$15.370	$13.616	$12.143	$13.312	$11.542	$7.326	$13.431	$13.750	$12.079
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	3	4	4	3	3	2
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.173	$13.462	$12.024	$13.201	$11.463	$7.286	$13.379	$13.717	$12.069	$10.821
Accumulation Unit Value at end of period	$15.567	$15.173	$13.462	$12.024	$13.201	$11.463	$7.286	$13.379	$13.717	$12.069
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	3	2	4	7	10	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.043	$13.361	$11.945	$13.128	$11.411	$7.260	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.418	$15.043	$13.361	$11.945	$13.128	$11.411	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	2	5	10	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.979	$13.310	$11.906	$13.091	$11.385	$7.247	$13.327	$13.685	$12.058	$10.819
Accumulation Unit Value at end of period	$15.345	$14.979	$13.310	$11.906	$13.091	$11.385	$7.247	$13.327	$13.685	$12.058
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	3	4	2	1	2	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.661	$13.060	$11.711	$12.910	$11.255	$7.183	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.981	$14.661	$13.060	$11.711	$12.910	$11.255	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Hartford Life and Annuity Insurance Company	33

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Total Return Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.616	$1.675	$1.597	$1.492	$1.409	$1.273	$1.258	$1.198	$1.167	$1.158
Accumulation Unit Value at end of period	$1.687	$1.616	$1.675	$1.597	$1.492	$1.409	$1.273	$1.258	$1.198	$1.167
Number of Accumulation Units outstanding at end of period (in thousands)	64	81	92	96	411	102	139	208	274	254
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.578	$1.639	$1.566	$1.465	$1.387	$1.255	$1.243	$1.186	$1.158	$1.151
Accumulation Unit Value at end of period	$1.644	$1.578	$1.639	$1.566	$1.465	$1.387	$1.255	$1.243	$1.186	$1.158
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.578	$1.639	$1.566	$1.465	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.644	$1.578	$1.639	$1.566	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	26	24	23	26	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.560	$1.623	$1.552	$1.453	$1.377	$1.248	$1.236	$1.181	$1.154	$1.149
Accumulation Unit Value at end of period	$1.624	$1.560	$1.623	$1.552	$1.453	$1.377	$1.248	$1.236	$1.181	$1.154
Number of Accumulation Units outstanding at end of period (in thousands)	211	239	429	563	572	581	711	1,157	1,288	1,411
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.552	$1.615	$1.545	$1.448	$1.373	$1.244	$1.233	$1.179	$1.153	$1.148
Accumulation Unit Value at end of period	$1.614	$1.552	$1.615	$1.545	$1.448	$1.373	$1.244	$1.233	$1.179	$1.153
Number of Accumulation Units outstanding at end of period (in thousands)	37	37	65	101	109	182	271	337	323	305
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.523	$1.587	$1.520	$1.427	$1.355	$1.230	$1.221	$1.169	$1.144	$1.142
Accumulation Unit Value at end of period	$1.582	$1.523	$1.587	$1.520	$1.427	$1.355	$1.230	$1.221	$1.169	$1.144
Number of Accumulation Units outstanding at end of period (in thousands)	251	369	386	459	563	652	721	981	969	956
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.523	$1.587	$1.520	$1.427	$1.355	$1.230	$1.221	$1.169	$1.144	$1.142
Accumulation Unit Value at end of period	$1.582	$1.523	$1.587	$1.520	$1.427	$1.355	$1.230	$1.221	$1.169	$1.144
Number of Accumulation Units outstanding at end of period (in thousands)	251	369	386	459	563	652	721	981	969	956
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.495	$1.560	$1.497	$1.407	$1.339	$1.217	$1.210	$1.160	$1.137	$1.136
Accumulation Unit Value at end of period	$1.551	$1.495	$1.560	$1.497	$1.407	$1.339	$1.217	$1.210	$1.160	$1.137
Number of Accumulation Units outstanding at end of period (in thousands)	532	679	926	1,038	1,136	1,088	1,437	1,841	2,600	2,787
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.480	$1.546	$1.485	$1.398	$1.331	$1.211	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.534	$1.480	$1.546	$1.485	$1.398	$1.331	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,188	1,369	1,678	1,734	2,216	2,623	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.472	$1.539	$1.479	$1.392	$1.326	$1.207	$1.202	$1.154	$1.133	$1.134
Accumulation Unit Value at end of period	$1.524	$1.472	$1.539	$1.479	$1.392	$1.326	$1.207	$1.202	$1.154	$1.133
Number of Accumulation Units outstanding at end of period (in thousands)	146	150	193	262	337	434	473	468	291	310
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.430	$1.498	$1.443	$1.362	$1.300	$1.187	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.477	$1.430	$1.498	$1.443	$1.362	$1.300	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	124	108	99	190	171	163	—	—	—	—
(a) Inception date October 20, 2014.

SA-1	Hartford Life and Annuity Insurance Company

OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement
(b)	(1)	Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement.(2)
	(3)	(b) Form of Dealer Agreement.(3)
	(4)	(a) Form of Individual Flexible Premium Variable Annuity Contract.(4)
	(4)	(b) Maximum Anniversary Value / Earnings Protection Death Benfit Rider(5)
	(4)	(c) Asset Protection Death Benefit Rider(5)
	(4)	(d) Premium Protection Death Benefit Rider(5)
	(4)	(e) Principal First(5)
	(4)	(f) Principal First Preferred(5)
	(5)	Form of Application.(4)
	(6)	(a) Certificate of Incorporation of Hartford.(6)
	(6)	(b) Amended and Restated Bylaws of Hartford.(8)
	(7)	Reinsurance Agreements and Amendments(5)
(a) Transamerica Financial Life Insurance Company(5)
(b) ACE Tempest Life Reinsurance Ltd. (October 1, 2002)(5) (c) ACE Tempest Life Reinsurance Ltd. (June 2, 2003)(5)
(c) ACE Tempest Life Reinsurance Ltd. (June 2, 2003)(5)
(d) ACE Tempest Life Reinsurance Ltd. (April 1, 2004)(5)
(e) Swiss Re Life & Health America, Inc. (HL)(5)
(f) Swiss Re Life & Health America, Inc. (HLA)(5)
	(8)	Fund Participation Agreements and Amendments(5)
(a) Hartford HLS Series Fund II, Inc.(5)
Hartford Series Fund, Inc.(5)

(b) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(7)

(c) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(7)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel.
	(10)	Consents of Deloitte & Touche LLP.
	(11)	No financial statements are omitted
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

-----------------
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the
Registration Statement File No. 33-73568, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 9, to the
Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the
Registration Statement File No. 33-73568, dated April 29, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the
Registration Statement File No. 333-101923, filed on April 7, 2003.

(5) Incorporated by reference Post-Effective Amendment No. 17 to the
Registration Statement on Form N-4, File No. 333-101024, filed on April 23, 2012.

(6) Incorporated by reference to Post-Effective Amendment No. 7, to the
Registration Statement File No. 333-136545, filed May 1, 2009.

(7) Incorporated by reference to Post-Effective Amendment No. 9, to the
Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

(8) Incorporated by reference to Post-Effective Amendment No. 7 to the
Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Thomas S. Barnes	Vice President
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Michael R. Chesman (1)	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Richard G. Costello	Assistant General Counsel and Senior Vice President
George Eknaian	Chief Actuary, Senior Vice President
Csaba Gabor	Chief Compliance Officer of Separate Accounts
John W. Gallant	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson (1)	President, Chairman of the Board, Director*
Alan J. Kreczko (1)	Executive Vice President, General Counsel
Lisa S. Levin (1)	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Mark J. Niland (1)	Senior Vice President, Director*
Robert W. Paiano (1)	Treasurer, Senior Vice President, Director*
Lisa M. Proch	Chief Compliance Officer of Talcott Resolution, Vice President
David G. Robinson (1)	Senior Vice President
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer

------------
Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

* Denotes Board of Directors.

(1) Address: One Hartford Plaza, Hartford, CT 06155

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement File No. 333-176150, filed on April 20, 2015.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2015, there were 205,231 Contract Owners.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) HSD acts as principal underwriter for the following investment companies:
Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five Hartford Life Insurance Company - Separate Account Seven Hartford Life Insurance Company - Separate Account Eleven Hartford Life Insurance Company - Separate Account Twelve
Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven

(b) Directors and Officers of HSD

POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER

Diana Benken                Chief Financial Officer, Controller/FINOP
Christopher S. Conner (1)            AML Compliance OFficer, Chief Compliance Officer, Privacy Officer, Secretary
Christopher J. Dagnault (2)            President, Chief Executive Officer, Director
Aidan Kidney                Chairman of the Board, Director
Kathleen E. Jorens (3)                Vice President, Assistant Treasurer
Robert W. Paiano (3)                Senior Vice President, Treasurer
Michael Chesman                Senior Vice President, Director of Taxes
Andrew Diaz-Matos                Vice President
Donald C. Hunt                Vice President
Mark M. Sosha                Vice President
Jane Krajewski                Director

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1) Address: 1500 Liberty Ridge Dr., Wayne, PA 19087
(2) Address: 500 Bielenberg Drive, Woodbury, MN 55125
(3) Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut
06089.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this
Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on April 22, 2015.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chief Executive Officer,		Attorney-in-Fact
Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chief Executive Officer,
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President, Chief Executive Officer,
Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Senior Vice President, Treasurer,		Lisa Proch
Director* Attorney-in-Fact		Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President,	Date:	April 22, 2015
Chief Accounting Officer, Chief Financial Officer

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consents of Deloitte & Touche LLP
(99)	Power of Attorney